UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2015

Item 1. Schedule of Investments.

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.6%
B/E Aerospace, Inc.	4,971	210,621
HEICO Corp.	2,890	157,101
Hexcel Corp.	4,875	226,444
Precision Castparts Corp.	6,523	1,513,401
Rockwell Collins, Inc.	6,213	573,460
Spirit AeroSystems Holdings, Inc., Class A *	7,444	372,721
TransDigm Group, Inc. *	2,400	548,280
		3,602,028

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	7,396	458,700
Expeditors International of Washington, Inc.	8,751	394,670
United Parcel Service, Inc., Class B	47,723	4,592,384
XPO Logistics, Inc. *	4,098	111,671
		5,557,425

Airlines - 0.9%
Alaska Air Group, Inc.	5,746	462,610
American Airlines Group, Inc.	33,970	1,438,629
Delta Air Lines, Inc.	42,601	2,159,445
JetBlue Airways Corp. *	12,701	287,678
Southwest Airlines Co.	27,969	1,204,345
Spirit Airlines, Inc. *	3,123	124,452
		5,677,159

Auto Components - 0.5%
BorgWarner, Inc.	8,794	380,165
Delphi Automotive plc	11,169	957,518
Johnson Controls, Inc.	24,804	979,510
Lear Corp.	3,005	369,104
Tenneco, Inc. *	1,977	90,764
Visteon Corp. *	1,486	170,147
		2,947,208

Automobiles - 0.6%
Ford Motor Co.	162,350	2,287,511
Harley-Davidson, Inc.	7,145	324,312
Tesla Motors, Inc. *	3,521	845,075

See notes to Schedule of Investments

Thor Industries, Inc.	1,854	104,102
		3,561,000

Banks - 7.1%
Associated Banc-Corp.	5,603	105,056
Bank of America Corp.	518,577	8,727,651
Bank of Hawaii Corp.	1,694	106,553
Bank of the Ozarks, Inc.	3,824	189,135
BankUnited, Inc.	5,182	186,863
BB&T Corp.	38,656	1,461,583
BOK Financial Corp.	1,110	66,367
CIT Group, Inc.	9,216	365,875
Citigroup, Inc.	149,942	7,759,498
Citizens Financial Group, Inc.	14,741	386,067
Comerica, Inc.	7,919	331,252
Commerce Bancshares, Inc.	4,152	176,630
Cullen/Frost Bankers, Inc.	2,401	144,060
East West Bancorp, Inc.	5,945	247,074
First Citizens BancShares, Inc., Class A	392	101,203
First Horizon National Corp.	8,782	127,515
First Niagara Financial Group, Inc.	13,980	151,683
First Republic Bank	6,507	429,852
FirstMerit Corp.	7,340	136,891
Home BancShares, Inc.	2,993	121,276
Huntington Bancshares, Inc.	35,694	394,776
Investors Bancorp, Inc.	16,083	200,073
KeyCorp	37,869	499,492
M&T Bank Corp.	8,340	1,010,641
PacWest Bancorp	4,815	207,527
People's United Financial, Inc.	14,153	228,571
PNC Financial Services Group, Inc. (The)	25,417	2,422,494
Popular, Inc.	4,726	133,935
PrivateBancorp, Inc.	3,262	133,807
Prosperity Bancshares, Inc.	2,953	141,331
Regions Financial Corp.	57,803	554,909
Signature Bank *	2,313	354,745
SVB Financial Group *	2,367	281,436
Synovus Financial Corp.	6,043	195,672
Umpqua Holdings Corp.	9,229	146,741
US Bancorp	88,372	3,770,833
Webster Financial Corp.	4,156	154,562
Wells Fargo & Co.	232,736	12,651,529
Western Alliance Bancorp *	5,069	181,774

See notes to Schedule of Investments

Zions Bancorporation	9,186	250,778
		45,237,710

Beverages - 2.7%
Coca-Cola Co. (The)	194,656	8,362,422
Coca-Cola Enterprises, Inc.	10,106	497,619
Dr Pepper Snapple Group, Inc.	9,005	839,266
PepsiCo, Inc.	72,111	7,205,331
		16,904,638

Biotechnology - 4.4%
AbbVie, Inc.	62,583	3,707,417
Agios Pharmaceuticals, Inc. *	661	42,912
Alexion Pharmaceuticals, Inc. *	7,422	1,415,747
Alnylam Pharmaceuticals, Inc. *	2,568	241,752
Amgen, Inc.	26,980	4,379,663
Anacor Pharmaceuticals, Inc. *	1,503	169,794
Baxalta, Inc.	23,697	924,894
Biogen, Inc. *	7,185	2,201,125
BioMarin Pharmaceutical, Inc. *	4,756	498,239
Bluebird Bio, Inc. *	854	54,844
Celgene Corp. *	32,046	3,837,829
Cepheid *	2,316	84,603
Dyax Corp. *	4,124	155,145
Gilead Sciences, Inc.	55,590	5,625,152
Incyte Corp. *	6,927	751,233
Intercept Pharmaceuticals, Inc. *	621	92,746
Ionis Pharmaceuticals, Inc. *	3,841	237,873
Juno Therapeutics, Inc. *	3,124	137,362
Medivation, Inc. *	5,805	280,614
Myriad Genetics, Inc. *	1,233	53,216
Puma Biotechnology, Inc. *	851	66,718
Regeneron Pharmaceuticals, Inc. *	2,992	1,624,267
Seattle Genetics, Inc. *	3,781	169,691
Vertex Pharmaceuticals, Inc. *	8,413	1,058,608
		27,811,444

Building Products - 0.2%
Allegion plc	5,031	331,644
Armstrong World Industries, Inc. *	2,674	122,282
Lennox International, Inc.	1,957	244,429
Masco Corp.	16,374	463,384
Owens Corning	5,318	250,106

See notes to Schedule of Investments

USG Corp. *	4,929	119,725
		1,531,570

Capital Markets - 2.4%
Affiliated Managers Group, Inc. *	2,621	418,731
Ameriprise Financial, Inc.	8,197	872,325
Artisan Partners Asset Management, Inc., Class A	2,406	86,760
Bank of New York Mellon Corp. (The)	55,288	2,278,971
BlackRock, Inc.	6,369	2,168,772
Charles Schwab Corp. (The)	58,185	1,916,032
E*Trade Financial Corp. *	12,818	379,926
Eaton Vance Corp.	5,342	173,241
Federated Investors, Inc., Class B	3,787	108,498
Franklin Resources, Inc.	20,291	747,115
Interactive Brokers Group, Inc., Class A	18,790	819,244
Invesco Ltd.	21,002	703,147
Legg Mason, Inc.	5,220	204,781
LPL Financial Holdings, Inc.	3,213	137,034
Northern Trust Corp.	11,579	834,730
NorthStar Asset Management Group, Inc.	7,912	96,052
Raymond James Financial, Inc.	5,901	342,081
SEI Investments Co.	5,988	313,771
State Street Corp.	18,977	1,259,314
Stifel Financial Corp. *	2,968	125,724
T. Rowe Price Group, Inc.	12,441	889,407
TD Ameritrade Holding Corp.	14,427	500,761
Virtu Financial, Inc., Class A	4,014	90,877
WisdomTree Investments, Inc.	5,762	90,348
		15,557,642

Chemicals - 2.4%
Air Products & Chemicals, Inc.	11,246	1,463,217
Albemarle Corp.	4,117	230,593
Axalta Coating Systems Ltd. *	7,992	212,987
Cabot Corp.	3,261	133,310
Celanese Corp., Series A	7,306	491,913
E. I. du Pont de Nemours & Co.	49,872	3,321,475
Eastman Chemical Co.	7,668	517,667
Ecolab, Inc.	15,214	1,740,177
International Flavors & Fragrances, Inc.	3,997	478,201
LyondellBasell Industries NV, Class A	18,607	1,616,948
Mosaic Co. (The)	18,825	519,382
NewMarket Corp.	400	152,292
PolyOne Corp.	4,401	139,776

See notes to Schedule of Investments

PPG Industries, Inc.	14,218	1,405,023
Praxair, Inc.	14,698	1,505,075
Sensient Technologies Corp.	2,330	146,370
Sherwin-Williams Co. (The)	4,525	1,174,690
		15,249,096

Commercial Services & Supplies - 0.5%
ADT Corp. (The)	8,387	276,603
Cintas Corp.	4,534	412,821
Clean Harbors, Inc. *	2,267	94,421
KAR Auction Services, Inc.	6,527	241,695
Pitney Bowes, Inc.	8,803	181,782
Tyco International plc	22,726	724,732
Waste Management, Inc.	21,925	1,170,137
		3,102,191

Communications Equipment - 1.5%
Arista Networks, Inc. *	1,111	86,480
ARRIS Group, Inc. *	3,377	103,235
Brocade Communications Systems, Inc.	12,551	115,218
Ciena Corp. *	4,311	89,195
Cisco Systems, Inc.	181,404	4,926,026
CommScope Holding Co., Inc. *	3,994	103,405
EchoStar Corp., Class A *	3,276	128,124
F5 Networks, Inc. *	2,483	240,752
Infinera Corp. *	3,894	70,559
Juniper Networks, Inc.	13,394	369,674
Motorola Solutions, Inc.	5,514	377,433
QUALCOMM, Inc.	53,079	2,653,154
ViaSat, Inc. *	1,178	71,870
		9,335,125

Construction & Engineering - 0.0%
Quanta Services, Inc. *	7,160	144,990

Consumer Finance - 1.3%
Ally Financial, Inc. *	23,870	444,937
American Express Co.	44,492	3,094,419
Capital One Financial Corp.	25,214	1,819,946
Credit Acceptance Corp. *	499	106,796
Discover Financial Services	21,181	1,135,725
LendingClub Corp. *	10,357	114,445
Navient Corp.	12,876	147,430
OneMain Holdings, Inc. *	6,538	271,589

See notes to Schedule of Investments

SLM Corp. *	11,620	75,762
Synchrony Financial *	43,952	1,336,580
		8,547,629

Containers & Packaging - 0.5%
Avery Dennison Corp.	4,537	284,288
Ball Corp.	6,953	505,692
Bemis Co., Inc.	4,623	206,602
Berry Plastics Group, Inc. *	5,564	201,305
Crown Holdings, Inc. *	7,110	360,477
Graphic Packaging Holding Co.	17,278	221,677
Owens-Illinois, Inc. *	7,681	133,803
Sealed Air Corp.	10,661	475,481
WestRock Co.	12,560	572,987
		2,962,312

Distributors - 0.1%
Genuine Parts Co.	5,506	472,911
LKQ Corp. *	10,432	309,100
		782,011

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	1,474	98,463
Graham Holdings Co., Class B	207	100,389
Houghton Mifflin Harcourt Co. *	5,043	109,837
ServiceMaster Global Holdings, Inc. *	5,205	204,244
		512,933

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	3,791	246,036
FactSet Research Systems, Inc.	1,595	259,299
Leucadia National Corp.	16,675	289,978
McGraw Hill Financial, Inc.	12,253	1,207,901
Moody's Corp.	8,337	836,535
Morningstar, Inc.	595	47,844
MSCI, Inc.	4,395	317,011
Voya Financial, Inc.	9,975	368,177
		3,572,781

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	206,384	7,101,674
CenturyLink, Inc.	15,595	392,370
Frontier Communications Corp.	38,161	178,212
Level 3 Communications, Inc. *	9,487	515,713

See notes to Schedule of Investments

Verizon Communications, Inc.	136,501	6,309,076
Zayo Group Holdings, Inc. *	3,565	94,793
		14,591,838

Electric Utilities - 0.4%
IDACORP, Inc.	5,977	406,436
OGE Energy Corp.	27,611	725,893
Pepco Holdings, Inc.	35,477	922,757
Portland General Electric Co.	13,429	488,413
		2,543,499

Electrical Equipment - 0.9%
Acuity Brands, Inc.	2,143	501,034
AMETEK, Inc.	11,258	603,316
Eaton Corp. plc	24,555	1,277,842
Emerson Electric Co.	34,911	1,669,793
EnerSys	1,796	100,450
Hubbell, Inc.	2,729	275,738
Regal-Beloit Corp.	1,809	105,863
Rockwell Automation, Inc.	6,649	682,254
Sensata Technologies Holding NV *	7,492	345,082
SolarCity Corp. *	3,712	189,386
		5,750,758

Electronic Equipment & Instruments - 0.4%
Amphenol Corp., Class A	8,258	431,315
Arrow Electronics, Inc. *	2,278	123,422
Avnet, Inc.	3,771	161,550
Belden, Inc.	1,107	52,782
Corning, Inc.	41,957	766,974
Dolby Laboratories, Inc., Class A	2,809	94,523
FEI Co.	1,068	85,216
Fitbit, Inc., Class A *	6,851	202,721
Flextronics International Ltd. *	14,190	159,070
FLIR Systems, Inc.	3,737	104,897
IPG Photonics Corp. *	1,192	106,279
Keysight Technologies, Inc. *	5,015	142,075
National Instruments Corp.	3,641	104,460
Trimble Navigation Ltd. *	6,038	129,515
		2,664,799

Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	80,837	3,730,628
Cameron International Corp. *	34,391	2,173,511

See notes to Schedule of Investments

Core Laboratories NV	6,807	740,193
Dril-Quip, Inc. *	5,562	329,437
Ensco plc, Class A	38,759	596,501
FMC Technologies, Inc. *	34,845	1,010,853
National Oilwell Varco, Inc.	65,453	2,192,021
Oceaneering International, Inc.	13,805	517,964
RPC, Inc.	13,607	162,604
Weatherford International plc *	111,439	934,973
		12,388,685

Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.	1,614	194,406
CVS Health Corp.	54,810	5,358,774
Kroger Co. (The)	48,940	2,047,160
PriceSmart, Inc.	855	70,956
Rite Aid Corp. *	51,522	403,933
Safeway Casa Ley CVR *(a)	7,013	771
Safeway PDC LLC CVR *(a)	7,013	491
Sprouts Farmers Market, Inc. *	5,390	143,320
Sysco Corp.	27,898	1,143,818
Walgreens Boots Alliance, Inc.	47,184	4,017,954
Whole Foods Market, Inc.	15,814	529,769
		13,911,352

Food Products - 2.5%
Bunge Ltd.	6,866	468,810
Campbell Soup Co.	9,933	521,979
ConAgra Foods, Inc.	20,638	870,098
Flowers Foods, Inc.	9,142	196,462
General Mills, Inc.	29,733	1,714,405
Hain Celestial Group, Inc. (The) *	4,735	191,247
Hormel Foods Corp.	7,198	569,218
J. M. Smucker Co. (The)	5,768	711,425
Kellogg Co.	13,368	966,105
Keurig Green Mountain, Inc.	4,666	419,847
Kraft Heinz Co. (The)	46,821	3,406,696
Lancaster Colony Corp.	832	96,063
McCormick & Co., Inc.	5,245	448,762
Mead Johnson Nutrition Co.	8,440	666,338
Mondelez International, Inc., Class A	79,797	3,578,097
Pinnacle Foods, Inc.	5,334	226,482
Post Holdings, Inc. *	2,736	168,811
TreeHouse Foods, Inc. *	1,831	143,660

See notes to Schedule of Investments

WhiteWave Foods Co. (The) *	8,103	315,288
		15,679,793

Gas Utilities - 0.5%
Atmos Energy Corp.	14,199	895,105
Piedmont Natural Gas Co., Inc.	10,822	617,070
Questar Corp.	19,624	382,275
Southwest Gas Corp.	6,473	357,051
UGI Corp.	23,842	804,906
WGL Holdings, Inc.	6,728	423,797
		3,480,204

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	60,772	2,729,271
ABIOMED, Inc. *	1,207	108,968
Align Technology, Inc. *	2,796	184,117
Baxter International, Inc.	22,884	873,025
Becton Dickinson and Co.	8,585	1,322,863
Boston Scientific Corp. *	45,646	841,712
Cooper Co.'s, Inc. (The)	1,657	222,369
DENTSPLY International, Inc.	5,713	347,636
DexCom, Inc. *	3,166	259,295
Edwards Lifesciences Corp. *	8,792	694,392
Hill-Rom Holdings, Inc.	2,161	103,858
Hologic, Inc. *	8,261	319,618
IDEXX Laboratories, Inc. *	3,110	226,781
Medtronic plc	54,305	4,177,141
ResMed, Inc.	4,864	261,148
Sirona Dental Systems, Inc. *	2,044	223,961
St. Jude Medical, Inc.	10,310	636,849
STERIS plc	3,182	239,732
Teleflex, Inc.	1,595	209,663
Varian Medical Systems, Inc. *	3,833	309,706
West Pharmaceutical Services, Inc.	2,506	150,911
		14,443,016

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. *	2,508	156,650
AmerisourceBergen Corp.	7,219	748,683
Amsurg Corp. *	1,791	136,116
Brookdale Senior Living, Inc. *	7,688	141,920
Cardinal Health, Inc.	13,402	1,196,397
Centene Corp. *	4,104	270,084
Cigna Corp.	10,494	1,535,587

See notes to Schedule of Investments

DaVita HealthCare Partners, Inc. *	6,823	475,631
Envision Healthcare Holdings, Inc. *	7,294	189,425
Express Scripts Holding Co. *	25,922	2,265,842
HCA Holdings, Inc. *	13,958	943,980
Health Net, Inc. *	2,892	197,986
HealthSouth Corp.	3,139	109,269
Henry Schein, Inc. *	2,903	459,226
Humana, Inc.	5,446	972,165
Laboratory Corporation of America Holdings *	3,925	485,287
LifePoint Health, Inc. *	1,611	118,247
McKesson Corp.	9,360	1,846,073
Mednax, Inc. *	3,653	261,774
Molina Healthcare, Inc. *	1,751	105,288
Patterson Co.'s, Inc.	3,363	152,041
Premier, Inc., Class A *	5,573	196,560
Quest Diagnostics, Inc.	5,445	387,357
Team Health Holdings, Inc. *	2,570	112,797
Tenet Healthcare Corp. *	3,599	109,050
VCA, Inc. *	3,114	171,270
		13,744,705

Health Care Technology - 0.2%
athenahealth, Inc. *	891	143,424
Cerner Corp. *	12,731	766,024
IMS Health Holdings, Inc. *	5,667	144,339
Veeva Systems, Inc., Class A *	5,141	148,318
		1,202,105

Hotels, Restaurants & Leisure - 1.4%
Aramark	8,096	261,096
Brinker International, Inc.	1,873	89,810
Chipotle Mexican Grill, Inc. *	1,061	509,121
Cracker Barrel Old Country Store, Inc.	877	111,230
Darden Restaurants, Inc.	4,195	266,970
Domino's Pizza, Inc.	1,322	147,072
Dunkin' Brands Group, Inc.	2,936	125,044
Hilton Worldwide Holdings, Inc.	42,811	916,155
Hyatt Hotels Corp., Class A *	5,620	264,252
Marriott International, Inc., Class A	7,719	517,482
Norwegian Cruise Line Holdings Ltd. *	8,688	509,117
Panera Bread Co., Class A *	741	144,332
Royal Caribbean Cruises Ltd.	6,415	649,262
Six Flags Entertainment Corp.	2,690	147,789
Starbucks Corp.	56,793	3,409,284

See notes to Schedule of Investments

Starwood Hotels & Resorts Worldwide, Inc.	6,764	468,610
Vail Resorts, Inc.	1,428	182,770
Wendy's Co. (The)	10,789	116,198
Wyndham Worldwide Corp.	4,094	297,429
		9,133,023

Household Durables - 0.5%
CalAtlantic Group, Inc.	3,396	128,776
Garmin Ltd.	5,223	194,139
GoPro, Inc., Class A *	4,988	89,834
Harman International Industries, Inc.	2,606	245,511
Jarden Corp. *	8,383	478,837
Leggett & Platt, Inc.	4,854	203,965
Mohawk Industries, Inc. *	2,560	484,839
Newell Rubbermaid, Inc.	9,529	420,038
PulteGroup, Inc.	11,443	203,914
Tempur Sealy International, Inc. *	1,516	106,817
Tupperware Brands Corp.	1,475	82,084
Whirlpool Corp.	3,026	444,429
		3,083,183

Household Products - 2.6%
Clorox Co. (The)	5,681	720,521
Colgate-Palmolive Co.	44,563	2,968,787
Kimberly-Clark Corp.	17,097	2,176,448
Procter & Gamble Co. (The)	134,663	10,693,589
		16,559,345

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	99,596	953,134
NRG Energy, Inc.	41,499	488,443
		1,441,577

Industrial Conglomerates - 3.9%
3M Co.	32,649	4,918,245
Carlisle Co.'s, Inc.	2,421	214,719
Danaher Corp.	32,000	2,972,160
General Electric Co.	503,313	15,678,200
Roper Technologies, Inc.	4,779	907,006
		24,690,330

Insurance - 3.3%
Aflac, Inc.	19,570	1,172,243
Alleghany Corp. *	706	337,419

See notes to Schedule of Investments

American Financial Group, Inc.	3,650	263,092
American International Group, Inc.	61,683	3,822,496
American National Insurance Co.	1,031	105,440
Aon plc	13,572	1,251,474
Arch Capital Group Ltd. *	4,012	279,837
Arthur J. Gallagher & Co.	8,030	328,748
Assurant, Inc.	2,891	232,841
Brown & Brown, Inc.	5,555	178,316
Chubb Corp. (The)	10,532	1,396,964
Cincinnati Financial Corp.	6,321	374,014
Endurance Specialty Holdings Ltd.	2,915	186,531
Erie Indemnity Co., Class A	1,161	111,038
Genworth Financial, Inc., Class A *	18,541	69,158
Hanover Insurance Group, Inc. (The)	1,801	146,493
Hartford Financial Services Group, Inc. (The)	18,832	818,439
Lincoln National Corp.	12,001	603,170
Loews Corp.	16,623	638,323
Marsh & McLennan Co.'s, Inc.	25,847	1,433,216
Mercury General Corp.	932	43,403
MetLife, Inc.	47,354	2,282,936
PartnerRe Ltd.	2,127	297,227
Principal Financial Group, Inc.	13,271	596,930
Prudential Financial, Inc.	22,474	1,829,608
Reinsurance Group of America, Inc.	2,842	243,133
RenaissanceRe Holdings Ltd.	1,821	206,119
StanCorp Financial Group, Inc.	1,942	221,155
Unum Group	10,651	354,572
White Mountains Insurance Group Ltd.	283	205,687
Willis Group Holdings plc	8,929	433,682
XL Group plc	14,440	565,759
		21,029,463

Internet & Catalog Retail - 2.7%
Amazon.com, Inc. *	16,645	11,250,189
Expedia, Inc.	4,915	610,884
HSN, Inc.	2,165	109,701
Netflix, Inc. *	15,996	1,829,622
Priceline Group, Inc. (The) *	2,037	2,597,073
TripAdvisor, Inc. *	4,472	381,238
Wayfair, Inc., Class A *	1,413	67,287
		16,845,994

Internet Software & Services - 5.2%
Akamai Technologies, Inc. *	5,878	309,359

See notes to Schedule of Investments

Alphabet, Inc., Class A *	24,252	18,868,299
CoStar Group, Inc. *	1,160	239,760
eBay, Inc. *	39,764	1,092,715
Facebook, Inc., Class A *	94,141	9,852,797
IAC/InterActiveCorp	2,704	162,375
j2 Global, Inc.	1,205	99,196
Pandora Media, Inc. *	6,387	85,650
Rackspace Hosting, Inc. *	3,294	83,404
Twitter, Inc. *	22,589	522,710
VeriSign, Inc. *	2,840	248,102
Yahoo!, Inc. *	31,276	1,040,240
Yelp, Inc. *	2,033	58,550
Zillow Group, Inc., Class A *	3,886	101,191
		32,764,348

IT Services - 4.1%
Accenture plc, Class A	22,168	2,316,556
Alliance Data Systems Corp. *	1,956	540,971
Amdocs Ltd.	5,048	275,469
Automatic Data Processing, Inc.	16,143	1,367,635
Black Knight Financial Services, Inc., Class A *	1,265	41,821
Booz Allen Hamilton Holding Corp.	4,149	127,997
Broadridge Financial Solutions, Inc.	3,872	208,043
Cognizant Technology Solutions Corp., Class A *	20,497	1,230,230
Computer Sciences Corp.	4,315	141,014
CoreLogic, Inc. *	2,579	87,325
EPAM Systems, Inc. *	1,448	113,842
Euronet Worldwide, Inc. *	1,610	116,612
Fidelity National Information Services, Inc.	9,049	548,369
Fiserv, Inc. *	7,855	718,418
Gartner, Inc. *	2,709	245,706
Genpact Ltd. *	5,138	128,347
Global Payments, Inc.	3,935	253,847
International Business Machines Corp.	31,599	4,348,654
Jack Henry & Associates, Inc.	2,222	173,449
Leidos Holdings, Inc.	2,198	123,659
MasterCard, Inc., Class A	35,811	3,486,559
MAXIMUS, Inc.	1,956	110,025
Paychex, Inc.	11,398	602,840
PayPal Holdings, Inc. *	43,679	1,581,180
Sabre Corp.	4,909	137,305
Syntel, Inc. *	1,087	49,187
Teradata Corp. *	4,567	120,660
Total System Services, Inc.	5,837	290,683

See notes to Schedule of Investments

Vantiv, Inc., Class A *	6,717	318,520
Visa, Inc., Class A	74,094	5,745,990
Western Union Co. (The)	13,255	237,397
WEX, Inc. *	1,179	104,224
Xerox Corp.	30,728	326,639
		26,219,173

Leisure Products - 0.1%
Brunswick Corp.	3,141	158,652
Hasbro, Inc.	3,307	222,759
Mattel, Inc.	12,299	334,164
		715,575

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	13,128	548,882
Bio-Techne Corp.	1,242	111,780
Bruker Corp. *	4,186	101,594
Charles River Laboratories International, Inc. *	1,588	127,659
Illumina, Inc. *	5,266	1,010,783
Mettler-Toledo International, Inc. *	918	311,321
PAREXEL International Corp. *	1,891	128,815
PerkinElmer, Inc.	3,845	205,977
Quintiles Transnational Holdings, Inc. *	3,354	230,286
Thermo Fisher Scientific, Inc.	16,259	2,306,339
VWR Corp. *	1,181	33,434
Waters Corp. *	3,378	454,611
		5,571,481

Machinery - 1.8%
AGCO Corp.	2,933	133,129
CLARCOR, Inc.	2,197	109,147
Colfax Corp. *	5,012	117,030
Crane Co.	2,279	109,027
Cummins, Inc.	8,141	716,489
Deere & Co.	14,818	1,130,169
Donaldson Co., Inc.	5,241	150,207
Dover Corp.	7,980	489,254
Flowserve Corp.	6,569	276,424
Graco, Inc.	2,546	183,490
IDEX Corp.	3,622	277,481
Illinois Tool Works, Inc.	16,413	1,521,157
Ingersoll-Rand plc	13,974	772,623
ITT Corp.	3,655	132,750
Kennametal, Inc.	2,772	53,222

See notes to Schedule of Investments

Lincoln Electric Holdings, Inc.	3,067	159,147
Middleby Corp. (The) *	3,068	330,945
Nordson Corp.	2,204	141,387
Oshkosh Corp.	2,823	110,210
PACCAR, Inc.	17,756	841,634
Parker-Hannifin Corp.	6,329	613,786
Pentair plc	9,393	465,235
Snap-on, Inc.	3,025	518,576
Stanley Black & Decker, Inc.	7,254	774,219
Timken Co. (The)	3,501	100,094
Valmont Industries, Inc.	1,000	106,020
WABCO Holdings, Inc. *	2,712	277,329
Wabtec Corp.	4,576	325,445
Woodward, Inc.	2,541	126,186
Xylem, Inc.	8,079	294,884
		11,356,696

Media - 3.7%
AMC Networks, Inc., Class A *	2,353	175,722
Cablevision Systems Corp., Class A	11,078	353,388
CBS Corp., Class B	17,703	834,342
Charter Communications, Inc., Class A *	3,123	571,821
Cinemark Holdings, Inc.	3,819	127,669
Comcast Corp., Class A	92,702	5,231,174
DISH Network Corp., Class A *	17,539	1,002,880
Interpublic Group of Co.'s, Inc. (The)	15,871	369,477
John Wiley & Sons, Inc., Class A	1,728	77,812
Liberty Broadband Corp., Class A *	3,983	205,722
Liberty Media Corp., Class A *	13,037	511,702
Lions Gate Entertainment Corp.	5,512	178,534
Madison Square Garden Co. (The), Class A *	1,076	174,097
Omnicom Group, Inc.	9,910	749,791
Regal Entertainment Group, Class A	3,733	70,442
Scripps Networks Interactive, Inc., Class A	4,627	255,457
Sinclair Broadcast Group, Inc., Class A	2,730	88,834
Sirius XM Holdings, Inc. *	91,032	370,500
TEGNA, Inc.	8,800	224,576
Thomson Reuters Corp.	13,253	501,626
Time Warner Cable, Inc.	11,585	2,150,060
Time Warner, Inc.	32,873	2,125,897
Tribune Media Co., Class A	3,206	108,395
Viacom, Inc., Class B	14,709	605,423

See notes to Schedule of Investments

Walt Disney Co. (The)	62,515	6,569,076
		23,634,417

Metals & Mining - 0.2%
Compass Minerals International, Inc.	1,316	99,055
Nucor Corp.	16,301	656,930
Reliance Steel & Aluminum Co.	3,753	217,336
Steel Dynamics, Inc.	12,636	225,806
		1,199,127

Multi-Utilities - 1.6%
Alliant Energy Corp.	15,489	967,288
CenterPoint Energy, Inc.	53,889	989,402
CMS Energy Corp.	36,159	1,304,617
Consolidated Edison, Inc.	45,229	2,906,868
Sempra Energy	36,253	3,408,145
TECO Energy, Inc.	32,905	876,918
		10,453,238

Multiline Retail - 0.6%
Burlington Stores, Inc. *	2,260	96,954
Dollar Tree, Inc. *	9,401	725,945
J.C. Penney Co., Inc. *	10,464	69,690
Kohl's Corp.	7,258	345,699
Macy's, Inc.	13,141	459,672
Nordstrom, Inc.	5,724	285,112
Sears Holdings Corp. *	2,039	41,922
Target Corp.	24,950	1,811,620
		3,836,614

Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners LP Holdings LLC	9,080	157,992
Cheniere Energy, Inc. *	43,014	1,602,271
Columbia Pipeline Group, Inc.	64,811	1,296,220
Golar LNG Ltd.	13,526	213,576
Oneok, Inc.	34,857	859,574
Spectra Energy Corp.	124,775	2,987,113
		7,116,746

Paper & Forest Products - 0.0%
Domtar Corp.	3,378	124,817

Personal Products - 0.3%
Coty, Inc., Class A	9,321	238,897

See notes to Schedule of Investments

Edgewell Personal Care Co.	2,736	214,420
Estee Lauder Co.'s, Inc. (The), Class A	15,862	1,396,808
Herbalife Ltd. *	3,248	174,158
		2,024,283

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	68,306	4,698,770
Catalent, Inc. *	4,832	120,945
Eli Lilly & Co.	37,600	3,168,176
Impax Laboratories, Inc. *	2,493	106,601
Johnson & Johnson	112,724	11,579,009
Merck & Co., Inc.	107,754	5,691,566
Pfizer, Inc.	251,484	8,117,903
Zoetis, Inc.	20,501	982,408
		34,465,378

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	1,489	154,752
IHS, Inc., Class A *	3,188	377,555
Manpowergroup, Inc.	3,511	295,942
Robert Half International, Inc.	6,584	310,370
Towers Watson & Co., Class A	3,422	439,590
Verisk Analytics, Inc. *	8,320	639,641
		2,217,850

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	15,501	536,025
Forest City Enterprises, Inc., Class A *	12,765	279,936
Howard Hughes Corp. (The) *	1,985	224,623
Jones Lang LaSalle, Inc.	1,836	293,503
Realogy Holdings Corp. *	6,666	244,442
		1,578,529

Road & Rail - 0.4%
AMERCO	324	126,198
Avis Budget Group, Inc. *	5,070	183,990
Genesee & Wyoming, Inc., Class A *	2,876	154,412
JB Hunt Transport Services, Inc.	4,051	297,181
Kansas City Southern	5,667	423,155
Landstar System, Inc.	1,727	101,289
Norfolk Southern Corp.	14,324	1,211,667
Old Dominion Freight Line, Inc. *	3,478	205,446

See notes to Schedule of Investments

Ryder System, Inc.	2,353	133,721
		2,837,059

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	9,458	523,217
Applied Materials, Inc.	40,912	763,827
Atmel Corp.	11,813	101,710
Avago Technologies Ltd.	7,063	1,025,194
Broadcom Corp., Class A	20,399	1,179,470
Cavium, Inc. *	1,726	113,415
First Solar, Inc. *	2,589	170,848
Integrated Device Technology, Inc. *	4,148	109,300
Intel Corp.	168,644	5,809,786
KLA-Tencor Corp.	2,983	206,871
Lam Research Corp.	4,739	376,371
Marvell Technology Group Ltd.	9,800	86,436
Microchip Technology, Inc.	7,105	330,667
NVIDIA Corp.	14,412	475,020
ON Semiconductor Corp. *	12,971	127,116
Skyworks Solutions, Inc.	6,563	504,235
Teradyne, Inc.	6,110	126,294
Texas Instruments, Inc.	27,488	1,506,617
		13,536,394

Software - 4.8%
Adobe Systems, Inc. *	15,206	1,428,452
ANSYS, Inc. *	2,528	233,840
Autodesk, Inc. *	7,802	475,376
CA, Inc.	12,549	358,399
Cadence Design Systems, Inc. *	9,840	204,770
CDK Global, Inc.	5,273	250,309
Citrix Systems, Inc. *	5,029	380,444
Electronic Arts, Inc. *	10,056	691,048
Fair Isaac Corp.	877	82,596
Fortinet, Inc. *	4,441	138,426
Intuit, Inc.	8,289	799,889
Manhattan Associates, Inc. *	1,819	120,363
Microsoft Corp.	284,040	15,758,539
NetSuite, Inc. *	1,469	124,307
Nuance Communications, Inc. *	11,183	222,430
Oracle Corp.	119,526	4,366,285
Proofpoint, Inc. *	1,353	87,959
PTC, Inc. *	3,788	131,178
Qlik Technologies, Inc. *	2,407	76,206

See notes to Schedule of Investments

Salesforce.com, Inc. *	18,492	1,449,773
ServiceNow, Inc. *	5,266	455,825
Solera Holdings, Inc.	2,224	121,942
Splunk, Inc. *	3,854	226,654
SS&C Technologies Holdings, Inc.	2,809	191,770
Symantec Corp.	23,959	503,139
Synopsys, Inc. *	5,099	232,565
Take-Two Interactive Software, Inc. *	2,675	93,197
Ultimate Software Group, Inc. (The) *	798	156,017
Verint Systems, Inc. *	1,754	71,142
VMware, Inc., Class A *	10,167	575,147
Workday, Inc., Class A *	5,520	439,834
		30,447,821

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	2,903	436,931
American Eagle Outfitters, Inc.	6,243	96,766
AutoNation, Inc. *	3,066	182,918
Bed Bath & Beyond, Inc. *	6,358	306,773
Best Buy Co., Inc.	8,732	265,889
CarMax, Inc. *	7,465	402,886
CST Brands, Inc.	2,630	102,938
Foot Locker, Inc.	5,163	336,060
GameStop Corp., Class A	3,202	89,784
Gap, Inc. (The)	10,442	257,917
GNC Holdings, Inc., Class A	2,955	91,664
Home Depot, Inc. (The)	47,765	6,316,921
Lithia Motors, Inc., Class A	961	102,510
Lowe's Co.'s, Inc.	37,389	2,843,060
Michaels Cos., Inc. (The) *	5,851	129,366
O'Reilly Automotive, Inc. *	3,966	1,005,064
Office Depot, Inc. *	20,235	114,125
Penske Automotive Group, Inc.	1,658	70,200
Restoration Hardware Holdings, Inc. *	1,291	102,570
Ross Stores, Inc.	14,650	788,316
Sally Beauty Holdings, Inc. *	5,118	142,741
Signet Jewelers Ltd.	3,152	389,871
Staples, Inc.	23,104	218,795
Tiffany & Co.	3,975	303,253
TJX Co.'s, Inc. (The)	24,894	1,765,234
Tractor Supply Co.	5,324	455,202
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,580	477,300

See notes to Schedule of Investments

Williams-Sonoma, Inc.	2,588	151,165
		17,946,219

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	198,251	20,867,900
EMC Corp.	69,320	1,780,138
HP, Inc.	63,855	756,043
NCR Corp. *	5,239	128,146
NetApp, Inc.	7,812	207,252
SanDisk Corp.	6,308	479,345
Seagate Technology plc	8,970	328,840
Western Digital Corp.	8,131	488,267
		25,035,931

Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	1,854	165,062
Coach, Inc.	10,654	348,705
Columbia Sportswear Co.	1,158	56,464
Hanesbrands, Inc.	15,639	460,256
Kate Spade & Co. *	3,182	56,544
lululemon athletica, Inc. *	2,909	152,635
Michael Kors Holdings Ltd. *	7,564	303,014
NIKE, Inc., Class B	65,027	4,064,187
PVH Corp.	2,978	219,330
Skechers U.S.A., Inc., Class A *	4,736	143,075
Under Armour, Inc., Class A *	7,889	635,932
VF Corp.	13,897	865,088
		7,470,292

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. *	14,588	128,812
New York Community Bancorp, Inc.	22,239	362,940
TFS Financial Corp.	2,907	54,739
		546,491

Trading Companies & Distributors - 0.3%
Air Lease Corp.	4,116	137,804
Fastenal Co.	13,620	555,968
HD Supply Holdings, Inc. *	7,727	232,042
MSC Industrial Direct Co., Inc., Class A	2,357	132,628
United Rentals, Inc. *	4,361	316,347
W.W. Grainger, Inc.	2,849	577,179
		1,951,968

See notes to Schedule of Investments

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	4,011	291,199

Water Utilities - 0.4%
American Water Works Co., Inc.	27,149	1,622,153
Aqua America, Inc.	24,680	735,464
		2,357,617

Wireless Telecommunication Services - 0.2%
SBA Communications Corp., Class A *	4,166	437,722
Sprint Corp. *	22,553	81,642
T-Mobile US, Inc. *	9,851	385,371
Telephone & Data Systems, Inc.	3,051	78,990
United States Cellular Corp. *	782	31,913
		1,015,638

Total Common Stocks (Cost $552,455,046)		632,495,462

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.278%, 1/4/16	2,834,557	2,834,557

Total Time Deposit (Cost $2,834,557)		2,834,557

TOTAL INVESTMENTS (Cost $555,289,603) - 99.9%		635,330,019
Other assets and liabilities, net - 0.1%		572,190
NET ASSETS - 100.0%		$635,902,209

* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 0.9%
HEICO Corp.	462	25,114
Hexcel Corp.	506	23,504
Precision Castparts Corp.	610	141,526
Rockwell Collins, Inc.	571	52,703
Spirit AeroSystems Holdings, Inc., Class A *	791	39,606
TransDigm Group, Inc. *	383	87,496
		369,949

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	614	38,080
Expeditors International of Washington, Inc.	939	42,349
United Parcel Service, Inc., Class B	3,947	379,820
XPO Logistics, Inc. *	318	8,666
		468,915

Airlines - 1.0%
Alaska Air Group, Inc.	631	50,802
Delta Air Lines, Inc.	2,273	115,218
JetBlue Airways Corp. *	2,108	47,746
Southwest Airlines Co.	4,459	192,005
Spirit Airlines, Inc. *	259	10,321
		416,092

Auto Components - 0.3%
Delphi Automotive plc	967	82,901
Lear Corp.	163	20,021
Visteon Corp. *	206	23,587
		126,509

Automobiles - 0.3%
Harley-Davidson, Inc.	296	13,435
Tesla Motors, Inc. *	465	111,605
Thor Industries, Inc.	94	5,278
		130,318

Banks - 0.7%
Bank of Hawaii Corp.	102	6,416
Bank of the Ozarks, Inc.	630	31,160
BankUnited, Inc.	311	11,215
Commerce Bancshares, Inc.	220	9,359

See notes to Schedule of Investments

East West Bancorp, Inc.	340	14,130
First Republic Bank	577	38,117
Home BancShares, Inc.	345	13,979
Investors Bancorp, Inc.	975	12,129
PrivateBancorp, Inc.	317	13,003
Signature Bank *	381	58,434
SVB Financial Group *	263	31,271
Synovus Financial Corp.	388	12,563
Webster Financial Corp.	210	7,810
Western Alliance Bancorp *	838	30,051
		289,637

Beverages - 2.7%
Coca-Cola Co. (The)	12,142	521,620
Coca-Cola Enterprises, Inc.	688	33,877
Dr Pepper Snapple Group, Inc.	837	78,008
PepsiCo, Inc.	4,980	497,602
		1,131,107

Biotechnology - 8.2%
AbbVie, Inc.	4,992	295,726
Agios Pharmaceuticals, Inc. *	33	2,142
Alexion Pharmaceuticals, Inc. *	1,011	192,848
Alnylam Pharmaceuticals, Inc. *	340	32,008
Amgen, Inc.	3,704	601,270
Anacor Pharmaceuticals, Inc. *	206	23,272
Baxalta, Inc.	3,244	126,613
Biogen, Inc. *	983	301,142
BioMarin Pharmaceutical, Inc. *	619	64,847
Bluebird Bio, Inc. *	117	7,514
Celgene Corp. *	4,400	526,944
Cepheid *	329	12,018
Dyax Corp. *	565	21,255
Gilead Sciences, Inc.	7,641	773,193
Incyte Corp. *	955	103,570
Intercept Pharmaceuticals, Inc. *	89	13,292
Ionis Pharmaceuticals, Inc. *	468	28,983
Juno Therapeutics, Inc. *	428	18,819
Medivation, Inc. *	783	37,850
Myriad Genetics, Inc. *	169	7,294
Puma Biotechnology, Inc. *	128	10,035
Regeneron Pharmaceuticals, Inc. *	410	222,577

See notes to Schedule of Investments

Seattle Genetics, Inc. *	579	25,986
		3,449,198

Building Products - 0.4%
Allegion plc	798	52,604
Armstrong World Industries, Inc. *	215	9,832
Lennox International, Inc.	291	36,346
Masco Corp.	1,213	34,328
Owens Corning	394	18,530
		151,640

Capital Markets - 2.1%
Affiliated Managers Group, Inc. *	433	69,176
Ameriprise Financial, Inc.	486	51,720
BlackRock, Inc.	422	143,700
Charles Schwab Corp. (The)	9,607	316,359
E*Trade Financial Corp. *	1,474	43,689
Eaton Vance Corp.	427	13,848
Federated Investors, Inc., Class B	321	9,197
LPL Financial Holdings, Inc.	363	15,482
Northern Trust Corp.	848	61,132
NorthStar Asset Management Group, Inc.	1,467	17,809
Raymond James Financial, Inc.	311	18,029
SEI Investments Co.	999	52,348
TD Ameritrade Holding Corp.	1,461	50,711
Virtu Financial, Inc., Class A	302	6,837
WisdomTree Investments, Inc.	952	14,927
		884,964

Chemicals - 2.3%
Air Products & Chemicals, Inc.	888	115,538
Axalta Coating Systems Ltd. *	867	23,106
E. I. du Pont de Nemours & Co.	2,402	159,973
Ecolab, Inc.	1,623	185,639
International Flavors & Fragrances, Inc.	397	47,497
NewMarket Corp.	45	17,133
PolyOne Corp.	366	11,624
PPG Industries, Inc.	1,331	131,529
Praxair, Inc.	956	97,894
Sensient Technologies Corp.	175	10,994
Sherwin-Williams Co. (The)	710	184,316
		985,243

Commercial Services & Supplies - 0.5%

See notes to Schedule of Investments

ADT Corp. (The)	482	15,896
Cintas Corp.	740	67,377
Clean Harbors, Inc. *	150	6,248
KAR Auction Services, Inc.	705	26,106
Tyco International plc	1,300	41,457
Waste Management, Inc.	1,352	72,156
		229,240

Communications Equipment - 0.9%
Arista Networks, Inc. *	151	11,754
ARRIS Group, Inc. *	497	15,193
Ciena Corp. *	570	11,793
Cisco Systems, Inc.	7,457	202,495
CommScope Holding Co., Inc. *	281	7,275
F5 Networks, Inc. *	317	30,736
Infinera Corp. *	515	9,332
Juniper Networks, Inc.	1,766	48,742
Motorola Solutions, Inc.	498	34,088
		371,408

Construction & Engineering - 0.0%
Quanta Services, Inc. *	346	7,007

Consumer Finance - 0.6%
Ally Financial, Inc. *	1,358	25,313
American Express Co.	2,196	152,732
Credit Acceptance Corp. *	92	19,690
LendingClub Corp. *	1,712	18,917
OneMain Holdings, Inc. *	1,078	44,780
		261,432

Containers & Packaging - 0.4%
Avery Dennison Corp.	355	22,244
Ball Corp.	461	33,528
Bemis Co., Inc.	243	10,860
Berry Plastics Group, Inc. *	869	31,440
Crown Holdings, Inc. *	394	19,976
Graphic Packaging Holding Co.	1,165	14,947
Sealed Air Corp.	806	35,948
		168,943

Distributors - 0.2%
Genuine Parts Co.	270	23,190

See notes to Schedule of Investments

LKQ Corp. *	1,446	42,845
		66,035

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	196	13,093
Houghton Mifflin Harcourt Co. *	662	14,418
ServiceMaster Global Holdings, Inc. *	691	27,115
		54,626

Diversified Financial Services - 1.0%
CBOE Holdings, Inc.	638	41,406
FactSet Research Systems, Inc.	264	42,918
McGraw Hill Financial, Inc.	1,389	136,928
Moody's Corp.	1,378	138,269
Morningstar, Inc.	132	10,614
MSCI, Inc.	766	55,252
		425,387

Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. *	658	35,769
Zayo Group Holdings, Inc. *	290	7,711
		43,480

Electrical Equipment - 0.7%
Acuity Brands, Inc.	342	79,959
AMETEK, Inc.	1,151	61,682
Hubbell, Inc.	165	16,672
Rockwell Automation, Inc.	452	46,380
Sensata Technologies Holding NV *	1,197	55,134
SolarCity Corp. *	547	27,908
		287,735

Electronic Equipment & Instruments - 0.4%
Amphenol Corp., Class A	1,078	56,304
Belden, Inc.	103	4,911
Dolby Laboratories, Inc., Class A	185	6,225
FEI Co.	95	7,580
Fitbit, Inc., Class A *	905	26,779
FLIR Systems, Inc.	262	7,354
IPG Photonics Corp. *	158	14,087
Keysight Technologies, Inc. *	326	9,236
National Instruments Corp.	236	6,771

See notes to Schedule of Investments

Trimble Navigation Ltd. *	742	15,916
		155,163

Energy Equipment & Services - 0.4%
Cameron International Corp. *	1,621	102,447
Core Laboratories NV	516	56,110
Dril-Quip, Inc. *	242	14,334
		172,891

Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	162	19,513
CVS Health Corp.	3,883	379,641
Kroger Co. (The)	2,730	114,196
PriceSmart, Inc.	81	6,722
Rite Aid Corp. *	2,732	21,419
Sprouts Farmers Market, Inc. *	868	23,080
Walgreens Boots Alliance, Inc.	3,258	277,435
Whole Foods Market, Inc.	932	31,222
		873,228

Food Products - 2.9%
Campbell Soup Co.	694	36,470
Flowers Foods, Inc.	799	17,170
General Mills, Inc.	1,776	102,404
Hain Celestial Group, Inc. (The) *	727	29,364
Hormel Foods Corp.	1,113	88,016
J. M. Smucker Co. (The)	333	41,072
Kellogg Co.	673	48,638
Keurig Green Mountain, Inc.	234	21,055
Kraft Heinz Co. (The)	4,302	313,014
Lancaster Colony Corp.	85	9,814
McCormick & Co., Inc.	443	37,903
Mead Johnson Nutrition Co.	854	67,423
Mondelez International, Inc., Class A	7,137	320,023
Pinnacle Foods, Inc.	414	17,578
Post Holdings, Inc. *	151	9,317
TreeHouse Foods, Inc. *	139	10,906
WhiteWave Foods Co. (The) *	1,245	48,443
		1,218,610

Gas Utilities - 0.2%
Atmos Energy Corp.	517	32,592
Piedmont Natural Gas Co., Inc.	491	27,997

See notes to Schedule of Investments

WGL Holdings, Inc.	464	29,227
		89,816

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	3,420	153,592
ABIOMED, Inc. *	165	14,896
Align Technology, Inc. *	371	24,430
Becton Dickinson and Co.	706	108,788
Boston Scientific Corp. *	3,866	71,289
Cooper Co.'s, Inc. (The)	139	18,654
DENTSPLY International, Inc.	458	27,869
DexCom, Inc. *	422	34,562
Edwards Lifesciences Corp. *	1,172	92,565
Hill-Rom Holdings, Inc.	186	8,939
Hologic, Inc. *	1,240	47,976
IDEXX Laboratories, Inc. *	419	30,554
Medtronic plc	3,386	260,451
ResMed, Inc.	433	23,248
Sirona Dental Systems, Inc. *	271	29,693
St. Jude Medical, Inc.	654	40,398
STERIS plc	266	20,040
Teleflex, Inc.	105	13,802
Varian Medical Systems, Inc. *	320	25,856
West Pharmaceutical Services, Inc.	243	14,633
		1,062,235

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. *	371	23,173
AmerisourceBergen Corp.	563	58,389
Amsurg Corp. *	245	18,620
Brookdale Senior Living, Inc. *	505	9,322
Centene Corp. *	563	37,051
Cigna Corp.	710	103,894
DaVita HealthCare Partners, Inc. *	560	39,038
Envision Healthcare Holdings, Inc. *	682	17,711
Express Scripts Holding Co. *	1,673	146,237
HCA Holdings, Inc. *	794	53,698
Health Net, Inc. *	180	12,323
HealthSouth Corp.	268	9,329
Henry Schein, Inc. *	260	41,129
Humana, Inc.	289	51,589
Laboratory Corporation of America Holdings *	277	34,248
LifePoint Health, Inc. *	107	7,854
McKesson Corp.	524	103,348

See notes to Schedule of Investments

Mednax, Inc. *	483	34,612
Molina Healthcare, Inc. *	252	15,153
Patterson Co.'s, Inc.	232	10,489
Premier, Inc., Class A *	781	27,546
Team Health Holdings, Inc. *	385	16,898
VCA, Inc. *	457	25,135
		896,786

Health Care Technology - 0.4%
athenahealth, Inc. *	56	9,014
Cerner Corp. *	1,737	104,515
IMS Health Holdings, Inc. *	776	19,765
Veeva Systems, Inc., Class A *	762	21,984
		155,278

Hotels, Restaurants & Leisure - 2.5%
Aramark	469	15,125
Brinker International, Inc.	129	6,186
Chipotle Mexican Grill, Inc. *	142	68,139
Domino's Pizza, Inc.	181	20,136
Dunkin' Brands Group, Inc.	414	17,632
Hilton Worldwide Holdings, Inc.	5,783	123,756
Hyatt Hotels Corp., Class A *	781	36,723
Marriott International, Inc., Class A	1,002	67,174
Norwegian Cruise Line Holdings Ltd. *	1,158	67,859
Panera Bread Co., Class A *	102	19,868
Royal Caribbean Cruises Ltd.	484	48,986
Six Flags Entertainment Corp.	358	19,668
Starbucks Corp.	7,556	453,587
Starwood Hotels & Resorts Worldwide, Inc.	447	30,968
Vail Resorts, Inc.	172	22,014
Wendy's Co. (The)	608	6,548
Wyndham Worldwide Corp.	285	20,705
		1,045,074

Household Durables - 0.5%
GoPro, Inc., Class A *	741	13,345
Harman International Industries, Inc.	193	18,183
Jarden Corp. *	420	23,990
Leggett & Platt, Inc.	339	14,245
Mohawk Industries, Inc. *	356	67,423
Newell Rubbermaid, Inc.	718	31,649
PulteGroup, Inc.	572	10,193

See notes to Schedule of Investments

Tempur Sealy International, Inc. *	202	14,233
		193,261

Household Products - 1.1%
Clorox Co. (The)	518	65,698
Colgate-Palmolive Co.	4,002	266,613
Kimberly-Clark Corp.	1,033	131,501
		463,812

Industrial Conglomerates - 2.2%
3M Co.	2,992	450,715
Carlisle Co.'s, Inc.	192	17,028
Danaher Corp.	3,369	312,913
Roper Technologies, Inc.	764	145,000
		925,656

Insurance - 0.7%
Aon plc	1,181	108,900
Arthur J. Gallagher & Co.	525	21,494
Brown & Brown, Inc.	439	14,092
Marsh & McLennan Co.'s, Inc.	2,206	122,323
StanCorp Financial Group, Inc.	107	12,185
Willis Group Holdings plc	590	28,656
		307,650

Internet & Catalog Retail - 3.6%
Amazon.com, Inc. *	1,196	808,364
Expedia, Inc.	652	81,041
Netflix, Inc. *	2,126	243,172
Priceline Group, Inc. (The) *	271	345,511
TripAdvisor, Inc. *	598	50,980
Wayfair, Inc., Class A *	111	5,286
		1,534,354

Internet Software & Services - 9.8%
Akamai Technologies, Inc. *	768	40,420
Alphabet, Inc., Class A *	3,224	2,508,304
CoStar Group, Inc. *	150	31,004
eBay, Inc. *	1,968	54,081
Facebook, Inc., Class A *	12,493	1,307,517
IAC/InterActiveCorp	145	8,707
j2 Global, Inc.	159	13,089
Rackspace Hosting, Inc. *	458	11,597
Twitter, Inc. *	1,802	41,698

See notes to Schedule of Investments

VeriSign, Inc. *	372	32,498
Yahoo!, Inc. *	1,441	47,928
Yelp, Inc. *	323	9,302
Zillow Group, Inc., Class A *	206	5,364
		4,111,509

IT Services - 5.7%
Accenture plc, Class A	1,852	193,534
Alliance Data Systems Corp. *	256	70,802
Amdocs Ltd.	402	21,937
Automatic Data Processing, Inc.	1,209	102,426
Black Knight Financial Services, Inc., Class A *	167	5,521
Booz Allen Hamilton Holding Corp.	218	6,725
Broadridge Financial Solutions, Inc.	346	18,591
Cognizant Technology Solutions Corp., Class A *	2,692	161,574
CoreLogic, Inc. *	236	7,991
EPAM Systems, Inc. *	200	15,724
Euronet Worldwide, Inc. *	213	15,428
Fidelity National Information Services, Inc.	624	37,814
Fiserv, Inc. *	1,062	97,130
Gartner, Inc. *	348	31,564
Genpact Ltd. *	716	17,886
Global Payments, Inc.	506	32,642
Jack Henry & Associates, Inc.	314	24,511
MasterCard, Inc., Class A	4,734	460,902
MAXIMUS, Inc.	247	13,894
Paychex, Inc.	960	50,774
PayPal Holdings, Inc. *	3,777	136,727
Sabre Corp.	649	18,153
Syntel, Inc. *	154	6,968
Total System Services, Inc.	757	37,699
Vantiv, Inc., Class A *	872	41,350
Visa, Inc., Class A	9,832	762,472
WEX, Inc. *	109	9,636
		2,400,375

Leisure Products - 0.1%
Brunswick Corp.	240	12,122
Hasbro, Inc.	244	16,436
		28,558

Life Sciences - Tools & Services - 1.4%
Agilent Technologies, Inc.	536	22,410
Bio-Techne Corp.	118	10,620

See notes to Schedule of Investments

Bruker Corp. *	588	14,271
Charles River Laboratories International, Inc. *	217	17,445
Illumina, Inc. *	717	137,625
Mettler-Toledo International, Inc. *	124	42,052
PAREXEL International Corp. *	293	19,959
PerkinElmer, Inc.	571	30,588
Quintiles Transnational Holdings, Inc. *	436	29,936
Thermo Fisher Scientific, Inc.	1,452	205,966
VWR Corp. *	133	3,765
Waters Corp. *	444	59,754
		594,391

Machinery - 1.3%
CLARCOR, Inc.	132	6,558
Donaldson Co., Inc.	340	9,744
Flowserve Corp.	379	15,948
Graco, Inc.	409	29,477
IDEX Corp.	329	25,205
Illinois Tool Works, Inc.	1,340	124,191
Ingersoll-Rand plc	670	37,044
Lincoln Electric Holdings, Inc.	158	8,199
Middleby Corp. (The) *	487	52,533
Nordson Corp.	205	13,151
Snap-on, Inc.	311	53,315
Stanley Black & Decker, Inc.	458	48,882
WABCO Holdings, Inc. *	280	28,633
Wabtec Corp.	759	53,980
Woodward, Inc.	214	10,627
Xylem, Inc.	590	21,535
		539,022

Media - 4.2%
AMC Networks, Inc., Class A *	321	23,972
Cablevision Systems Corp., Class A	893	28,487
CBS Corp., Class B	1,259	59,337
Charter Communications, Inc., Class A *	210	38,451
Cinemark Holdings, Inc.	229	7,655
Comcast Corp., Class A	6,634	374,357
DISH Network Corp., Class A *	1,594	91,145
Interpublic Group of Co.'s, Inc. (The)	1,119	26,050
Liberty Broadband Corp., Class A *	556	28,717
Liberty Media Corp., Class A *	1,725	67,706
Lions Gate Entertainment Corp.	698	22,608
Madison Square Garden Co. (The), Class A *	55	8,899

See notes to Schedule of Investments

Omnicom Group, Inc.	460	34,804
Scripps Networks Interactive, Inc., Class A	333	18,385
Sinclair Broadcast Group, Inc., Class A	361	11,747
Sirius XM Holdings, Inc. *	11,648	47,407
Thomson Reuters Corp.	570	21,575
Time Warner Cable, Inc.	845	156,824
Time Warner, Inc.	1,810	117,053
Walt Disney Co. (The)	5,692	598,115
		1,783,294

Metals & Mining - 0.0%
Compass Minerals International, Inc.	110	8,280

Multi-Utilities - 0.4%
CMS Energy Corp.	1,195	43,116
Sempra Energy	1,135	106,701
		149,817

Multiline Retail - 0.2%
Burlington Stores, Inc. *	315	13,513
Dollar Tree, Inc. *	826	63,784
Sears Holdings Corp. *	186	3,824
		81,121

Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Partners LP Holdings LLC	772	13,433
Cheniere Energy, Inc. *	5,386	200,628
		214,061

Personal Products - 0.6%
Coty, Inc., Class A	1,434	36,753
Estee Lauder Co.'s, Inc. (The), Class A	2,453	216,011
Herbalife Ltd. *	282	15,121
		267,885

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	5,777	397,400
Catalent, Inc. *	723	18,097
Eli Lilly & Co.	2,819	237,529
Impax Laboratories, Inc. *	341	14,581
Johnson & Johnson	6,492	666,858
Merck & Co., Inc.	5,887	310,951
Pfizer, Inc.	11,308	365,022

See notes to Schedule of Investments

Zoetis, Inc.	2,792	133,793
		2,144,231

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	136	14,135
IHS, Inc., Class A *	504	59,689
Robert Half International, Inc.	1,092	51,477
Towers Watson & Co., Class A	335	43,034
Verisk Analytics, Inc. *	1,330	102,250
		270,585

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	2,591	89,597
Howard Hughes Corp. (The) *	324	36,664
Jones Lang LaSalle, Inc.	166	26,537
Realogy Holdings Corp. *	668	24,495
		177,293

Road & Rail - 0.3%
AMERCO	36	14,022
Genesee & Wyoming, Inc., Class A *	218	11,704
JB Hunt Transport Services, Inc.	438	32,132
Kansas City Southern	418	31,212
Landstar System, Inc.	128	7,507
Old Dominion Freight Line, Inc. *	583	34,438
		131,015

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	818	45,252
Applied Materials, Inc.	3,561	66,484
Atmel Corp.	1,679	14,456
Avago Technologies Ltd.	934	135,570
Broadcom Corp., Class A	1,729	99,971
Cavium, Inc. *	228	14,982
Integrated Device Technology, Inc. *	610	16,074
Intel Corp.	8,328	286,900
Lam Research Corp.	617	49,002
Marvell Technology Group Ltd.	598	5,274
Microchip Technology, Inc.	608	28,296
NVIDIA Corp.	1,876	61,833
ON Semiconductor Corp. *	1,903	18,649
Skyworks Solutions, Inc.	862	66,227
Teradyne, Inc.	295	6,098

See notes to Schedule of Investments

Texas Instruments, Inc.	2,288	125,405
		1,040,473

Software - 5.7%
Adobe Systems, Inc. *	2,028	190,510
ANSYS, Inc. *	352	32,560
Autodesk, Inc. *	507	30,892
Cadence Design Systems, Inc. *	1,226	25,513
CDK Global, Inc.	681	32,327
Citrix Systems, Inc. *	679	51,366
Electronic Arts, Inc. *	1,314	90,298
Fair Isaac Corp.	116	10,925
Fortinet, Inc. *	628	19,575
Intuit, Inc.	1,090	105,185
Manhattan Associates, Inc. *	258	17,072
Microsoft Corp.	19,576	1,086,077
NetSuite, Inc. *	206	17,432
Oracle Corp.	8,114	296,404
Proofpoint, Inc. *	77	5,006
PTC, Inc. *	270	9,350
Qlik Technologies, Inc. *	167	5,287
Salesforce.com, Inc. *	1,206	94,550
ServiceNow, Inc. *	253	21,900
Solera Holdings, Inc.	251	13,762
Splunk, Inc. *	295	17,349
SS&C Technologies Holdings, Inc.	355	24,236
Synopsys, Inc. *	651	29,692
Take-Two Interactive Software, Inc. *	354	12,333
Ultimate Software Group, Inc. (The) *	113	22,093
Verint Systems, Inc. *	261	10,586
VMware, Inc., Class A *	1,348	76,256
Workday, Inc., Class A *	485	38,645
		2,387,181

Specialty Retail - 4.9%
Advance Auto Parts, Inc.	261	39,283
American Eagle Outfitters, Inc.	288	4,464
AutoNation, Inc. *	148	8,830
Bed Bath & Beyond, Inc. *	294	14,185
CarMax, Inc. *	613	33,084
Foot Locker, Inc.	406	26,427
Home Depot, Inc. (The)	6,379	843,623
Lithia Motors, Inc., Class A	128	13,654
Lowe's Co.'s, Inc.	4,974	378,223

See notes to Schedule of Investments

Michaels Cos., Inc. (The) *	540	11,939
O'Reilly Automotive, Inc. *	537	136,086
Restoration Hardware Holdings, Inc. *	172	13,665
Ross Stores, Inc.	1,949	104,876
Sally Beauty Holdings, Inc. *	442	12,327
Signet Jewelers Ltd.	272	33,644
Tiffany & Co.	286	21,819
TJX Co.'s, Inc. (The)	3,335	236,485
Tractor Supply Co.	708	60,534
Ulta Salon, Cosmetics & Fragrance, Inc. *	343	63,455
Williams-Sonoma, Inc.	240	14,018
		2,070,621

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	26,352	2,773,812
EMC Corp.	4,008	102,925
NetApp, Inc.	441	11,700
SanDisk Corp.	453	34,423
		2,922,860

Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	265	23,593
Columbia Sportswear Co.	109	5,315
Hanesbrands, Inc.	2,151	63,304
Kate Spade & Co. *	446	7,925
lululemon athletica, Inc. *	318	16,686
Michael Kors Holdings Ltd. *	1,042	41,743
NIKE, Inc., Class B	8,674	542,125
Skechers U.S.A., Inc., Class A *	645	19,485
Under Armour, Inc., Class A *	1,061	85,527
VF Corp.	1,012	62,997
		868,700

Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	559	10,526

Trading Companies & Distributors - 0.4%
Air Lease Corp.	333	11,149
Fastenal Co.	1,329	54,250
HD Supply Holdings, Inc. *	1,239	37,207
United Rentals, Inc. *	417	30,249
W.W. Grainger, Inc.	197	39,910
		172,765

See notes to Schedule of Investments

Water Utilities - 0.3%
American Water Works Co., Inc.	1,069	63,873
Aqua America, Inc.	1,362	40,587
		104,460

Wireless Telecommunication Services - 0.1%
SBA Communications Corp., Class A *	321	33,728
Sprint Corp. *	1,092	3,953
		37,681

Total Common Stocks (Cost $40,690,727)		41,929,383

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 1.0%
State Street Bank Time Deposit, 0.278%, 1/4/16	394,307	394,307

Total Time Deposit (Cost $394,307)		394,307

TOTAL INVESTMENTS (Cost $41,085,034) - 100.6%		42,323,690
Other assets and liabilities, net - (0.6)%		(236,908)
NET ASSETS - 100.0%		$42,086,782

* Non-income producing security.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.0%

Aerospace & Defense - 0.4%
B/E Aerospace, Inc.	962	40,760
Hexcel Corp.	336	15,607
Precision Castparts Corp.	507	117,629
Rockwell Collins, Inc.	562	51,873
Spirit AeroSystems Holdings, Inc., Class A *	454	22,732
		248,601

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	662	41,057
Expeditors International of Washington, Inc.	574	25,888
United Parcel Service, Inc., Class B	4,266	410,517
XPO Logistics, Inc. *	395	10,764
		488,226

Airlines - 0.8%
Alaska Air Group, Inc.	328	26,407
American Airlines Group, Inc.	6,265	265,323
Delta Air Lines, Inc.	5,236	265,413
Spirit Airlines, Inc. *	309	12,314
		569,457

Auto Components - 0.6%
BorgWarner, Inc.	1,701	73,534
Delphi Automotive plc	817	70,042
Johnson Controls, Inc.	5,053	199,543
Lear Corp.	392	48,149
Tenneco, Inc. *	365	16,757
		408,025

Automobiles - 0.8%
Ford Motor Co.	32,927	463,942
Harley-Davidson, Inc.	1,037	47,069
Thor Industries, Inc.	235	13,195
		524,206

Banks - 13.1%
Associated Banc-Corp.	935	17,531
Bank of America Corp.	106,807	1,797,562
Bank of Hawaii Corp.	327	20,568
BankUnited, Inc.	667	24,052

See notes to Schedule of Investments

BB&T Corp.	7,939	300,174
BOK Financial Corp.	229	13,692
CIT Group, Inc.	1,893	75,152
Citigroup, Inc.	30,882	1,598,143
Citizens Financial Group, Inc.	3,027	79,277
Comerica, Inc.	1,626	68,016
Commerce Bancshares, Inc.	711	30,239
Cullen/Frost Bankers, Inc.	463	27,780
East West Bancorp, Inc.	819	34,038
First Citizens BancShares, Inc., Class A	81	20,912
First Horizon National Corp.	1,693	24,582
First Niagara Financial Group, Inc.	2,865	31,085
First Republic Bank	662	43,732
FirstMerit Corp.	1,507	28,105
Home BancShares, Inc.	186	7,537
Huntington Bancshares, Inc.	7,362	81,424
Investors Bancorp, Inc.	1,794	22,317
KeyCorp	7,811	103,027
M&T Bank Corp.	1,713	207,581
PacWest Bancorp	989	42,626
People's United Financial, Inc.	2,911	47,013
PNC Financial Services Group, Inc. (The)	5,167	492,467
Popular, Inc.	964	27,320
PrivateBancorp, Inc.	276	11,321
Prosperity Bancshares, Inc.	606	29,003
Regions Financial Corp.	11,871	113,962
SVB Financial Group *	212	25,207
Synovus Financial Corp.	748	24,220
Umpqua Holdings Corp.	1,590	25,281
US Bancorp	18,179	775,698
Webster Financial Corp.	593	22,054
Wells Fargo & Co.	47,935	2,605,747
Zions Bancorporation	1,888	51,542
		8,949,987

Beverages - 2.7%
Coca-Cola Co. (The)	22,057	947,569
Coca-Cola Enterprises, Inc.	1,203	59,236
Dr Pepper Snapple Group, Inc.	678	63,189
PepsiCo, Inc.	7,583	757,693
		1,827,687

Biotechnology - 0.8%
AbbVie, Inc.	5,079	300,880

See notes to Schedule of Investments

Agios Pharmaceuticals, Inc. *	93	6,037
Vertex Pharmaceuticals, Inc. *	1,649	207,494
		514,411

Building Products - 0.2%
Armstrong World Industries, Inc. *	266	12,164
Masco Corp.	1,637	46,327
Owens Corning	525	24,691
USG Corp. *	970	23,561
		106,743

Capital Markets - 3.1%
Ameriprise Financial, Inc.	1,078	114,721
Artisan Partners Asset Management, Inc., Class A	466	16,804
Bank of New York Mellon Corp. (The)	11,240	463,313
BlackRock, Inc.	771	262,541
E*Trade Financial Corp. *	801	23,742
Eaton Vance Corp.	644	20,885
Federated Investors, Inc., Class B	378	10,830
Franklin Resources, Inc.	4,167	153,429
Interactive Brokers Group, Inc., Class A	3,859	168,252
Invesco Ltd.	4,313	144,399
Legg Mason, Inc.	1,061	41,623
LPL Financial Holdings, Inc.	383	16,335
Northern Trust Corp.	1,340	96,601
Raymond James Financial, Inc.	826	47,883
State Street Corp.	3,887	257,941
Stifel Financial Corp. *	609	25,797
T. Rowe Price Group, Inc.	2,555	182,657
TD Ameritrade Holding Corp.	1,148	39,847
Virtu Financial, Inc., Class A	449	10,165
		2,097,765

Chemicals - 2.5%
Air Products & Chemicals, Inc.	1,050	136,616
Albemarle Corp.	883	49,457
Axalta Coating Systems Ltd. *	682	18,175
Cabot Corp.	650	26,572
Celanese Corp., Series A	1,374	92,511
E. I. du Pont de Nemours & Co.	6,415	427,239
Eastman Chemical Co.	1,442	97,349
Ecolab, Inc.	886	101,341
International Flavors & Fragrances, Inc.	289	34,576
LyondellBasell Industries NV, Class A	3,499	304,063

See notes to Schedule of Investments

Mosaic Co. (The)	3,757	103,656
NewMarket Corp.	24	9,138
PolyOne Corp.	388	12,323
PPG Industries, Inc.	1,082	106,923
Praxair, Inc.	1,693	173,363
Sensient Technologies Corp.	240	15,077
		1,708,379

Commercial Services & Supplies - 0.5%
ADT Corp. (The)	1,043	34,398
Clean Harbors, Inc. *	278	11,579
KAR Auction Services, Inc.	618	22,885
Pitney Bowes, Inc.	2,116	43,695
Tyco International plc	2,802	89,356
Waste Management, Inc.	2,522	134,599
		336,512

Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	2,816	25,851
Cisco Systems, Inc.	25,457	691,285
CommScope Holding Co., Inc. *	374	9,683
EchoStar Corp., Class A *	672	26,282
Motorola Solutions, Inc.	333	22,794
QUALCOMM, Inc.	10,788	539,238
ViaSat, Inc. *	280	17,082
		1,332,215

Construction & Engineering - 0.0%
Quanta Services, Inc. *	929	18,812

Consumer Finance - 2.1%
Ally Financial, Inc. *	3,214	59,909
American Express Co.	6,328	440,112
Capital One Financial Corp.	5,126	369,995
Discover Financial Services	4,350	233,247
Navient Corp.	2,494	28,556
SLM Corp. *	2,357	15,368
Synchrony Financial *	9,026	274,481
		1,421,668

Containers & Packaging - 0.5%
Avery Dennison Corp.	550	34,463
Ball Corp.	802	58,329
Bemis Co., Inc.	575	25,697

See notes to Schedule of Investments

Crown Holdings, Inc. *	833	42,233
Graphic Packaging Holding Co.	2,304	29,560
Owens-Illinois, Inc. *	1,773	30,886
Sealed Air Corp.	1,038	46,295
WestRock Co.	2,350	107,207
		374,670

Distributors - 0.1%
Genuine Parts Co.	693	59,522

Diversified Consumer Services - 0.0%
Graham Holdings Co., Class B	42	20,369

Diversified Financial Services - 0.3%
Leucadia National Corp.	3,427	59,595
McGraw Hill Financial, Inc.	791	77,977
Voya Financial, Inc.	2,044	75,444
		213,016

Diversified Telecommunication Services - 4.5%
AT&T, Inc.	44,469	1,530,178
CenturyLink, Inc.	3,350	84,286
Frontier Communications Corp.	8,199	38,289
Level 3 Communications, Inc. *	1,129	61,373
Verizon Communications, Inc.	29,411	1,359,377
Zayo Group Holdings, Inc. *	329	8,748
		3,082,251

Electric Utilities - 0.8%
IDACORP, Inc.	1,343	91,324
OGE Energy Corp.	6,204	163,103
Pepco Holdings, Inc.	7,971	207,326
Portland General Electric Co.	3,017	109,728
		571,481

Electrical Equipment - 1.1%
AMETEK, Inc.	828	44,373
Eaton Corp. plc	4,600	239,384
Emerson Electric Co.	6,474	309,651
EnerSys	341	19,072
Hubbell, Inc.	318	32,131
Regal-Beloit Corp.	434	25,398

See notes to Schedule of Investments

Rockwell Automation, Inc.	702	72,032
		742,041

Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. *	462	25,031
Avnet, Inc.	750	32,130
Belden, Inc.	70	3,338
Corning, Inc.	8,582	156,879
Dolby Laboratories, Inc., Class A	289	9,725
FEI Co.	93	7,420
Flextronics International Ltd. *	2,808	31,478
FLIR Systems, Inc.	357	10,021
Keysight Technologies, Inc. *	620	17,565
National Instruments Corp.	380	10,902
		304,489

Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	18,100	835,315
Cameron International Corp. *	4,717	298,114
Core Laboratories NV	600	65,244
Dril-Quip, Inc. *	812	48,095
Ensco plc, Class A	8,664	133,339
FMC Technologies, Inc. *	7,789	225,959
National Oilwell Varco, Inc.	14,483	485,035
Oceaneering International, Inc.	3,086	115,787
RPC, Inc.	3,042	36,352
Weatherford International plc *	24,910	208,995
		2,452,235

Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	107	12,888
CVS Health Corp.	5,600	547,512
Kroger Co. (The)	5,815	243,241
PriceSmart, Inc.	74	6,141
Rite Aid Corp. *	6,394	50,129
Sysco Corp.	5,250	215,250
Walgreens Boots Alliance, Inc.	4,865	414,279
Whole Foods Market, Inc.	1,833	61,406
		1,550,846

Food Products - 2.1%
Bunge Ltd.	1,297	88,559
Campbell Soup Co.	1,096	57,595
ConAgra Foods, Inc.	3,898	164,340

See notes to Schedule of Investments

Flowers Foods, Inc.	954	20,501
General Mills, Inc.	3,389	195,410
J. M. Smucker Co. (The)	655	80,788
Kellogg Co.	1,702	123,004
Keurig Green Mountain, Inc.	540	48,589
Kraft Heinz Co. (The)	3,559	258,953
Lancaster Colony Corp.	53	6,119
McCormick & Co., Inc.	464	39,700
Mead Johnson Nutrition Co.	537	42,396
Mondelez International, Inc., Class A	6,301	282,537
Pinnacle Foods, Inc.	518	21,994
Post Holdings, Inc. *	332	20,484
TreeHouse Foods, Inc. *	242	18,987
		1,469,956

Gas Utilities - 0.9%
Atmos Energy Corp.	2,055	129,547
Piedmont Natural Gas Co., Inc.	1,354	77,205
Questar Corp.	4,409	85,887
Southwest Gas Corp.	1,454	80,203
UGI Corp.	5,357	180,853
WGL Holdings, Inc.	494	31,117
		584,812

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	6,988	313,831
Baxter International, Inc.	4,383	167,211
Becton Dickinson and Co.	663	102,162
Boston Scientific Corp. *	3,362	61,995
Cooper Co.'s, Inc. (The)	121	16,238
DENTSPLY International, Inc.	480	29,208
Hill-Rom Holdings, Inc.	142	6,825
Medtronic plc	5,785	444,982
ResMed, Inc.	294	15,785
St. Jude Medical, Inc.	1,047	64,673
STERIS plc	244	18,383
Teleflex, Inc.	163	21,426
Varian Medical Systems, Inc. *	246	19,877
West Pharmaceutical Services, Inc.	145	8,732
		1,291,328

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	676	70,108
Brookdale Senior Living, Inc. *	748	13,808

See notes to Schedule of Investments

Cardinal Health, Inc.	2,626	234,423
Cigna Corp.	1,031	150,866
DaVita HealthCare Partners, Inc. *	536	37,365
Envision Healthcare Holdings, Inc. *	491	12,751
Express Scripts Holding Co. *	2,635	230,326
HCA Holdings, Inc. *	1,586	107,261
Health Net, Inc. *	309	21,154
HealthSouth Corp.	280	9,747
Henry Schein, Inc. *	178	28,158
Humana, Inc.	651	116,210
Laboratory Corporation of America Holdings *	377	46,612
LifePoint Health, Inc. *	178	13,065
McKesson Corp.	1,101	217,150
Patterson Co.'s, Inc.	314	14,196
Quest Diagnostics, Inc.	1,030	73,274
Tenet Healthcare Corp. *	635	19,241
		1,415,715

Health Care Technology - 0.0%
athenahealth, Inc. *	62	9,980

Hotels, Restaurants & Leisure - 0.4%
Aramark	1,072	34,572
Brinker International, Inc.	186	8,919
Cracker Barrel Old Country Store, Inc.	180	22,829
Darden Restaurants, Inc.	860	54,730
Royal Caribbean Cruises Ltd.	599	60,625
Starwood Hotels & Resorts Worldwide, Inc.	764	52,930
Wendy's Co. (The)	1,221	13,150
Wyndham Worldwide Corp.	424	30,804
		278,559

Household Durables - 0.5%
CalAtlantic Group, Inc.	696	26,392
Garmin Ltd.	1,040	38,657
Harman International Industries, Inc.	236	22,234
Jarden Corp. *	946	54,035
Leggett & Platt, Inc.	442	18,573
Newell Rubbermaid, Inc.	861	37,953
PulteGroup, Inc.	1,491	26,570
Tupperware Brands Corp.	293	16,305
Whirlpool Corp.	604	88,709
		329,428

See notes to Schedule of Investments

Household Products - 3.7%
Clorox Co. (The)	440	55,805
Colgate-Palmolive Co.	3,580	238,500
Kimberly-Clark Corp.	1,935	246,325
Procter & Gamble Co. (The)	25,505	2,025,352
		2,565,982

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.	22,378	214,157
NRG Energy, Inc.	9,341	109,944
		324,101

Industrial Conglomerates - 5.2%
3M Co.	2,580	388,651
Carlisle Co.'s, Inc.	241	21,374
Danaher Corp.	2,029	188,454
General Electric Co.	94,558	2,945,482
		3,543,961

Insurance - 5.7%
Aflac, Inc.	4,019	240,738
Alleghany Corp. *	145	69,300
American Financial Group, Inc.	750	54,060
American International Group, Inc.	12,689	786,337
American National Insurance Co.	178	18,204
Aon plc	1,320	121,717
Arch Capital Group Ltd. *	825	57,544
Arthur J. Gallagher & Co.	1,067	43,683
Assurant, Inc.	596	48,002
Brown & Brown, Inc.	494	15,857
Chubb Corp. (The)	2,163	286,900
Cincinnati Financial Corp.	1,295	76,625
Endurance Specialty Holdings Ltd.	599	38,330
Erie Indemnity Co., Class A	185	17,693
Genworth Financial, Inc., Class A *	3,916	14,607
Hanover Insurance Group, Inc. (The)	347	28,225
Hartford Financial Services Group, Inc. (The)	3,875	168,408
Lincoln National Corp.	2,465	123,891
Loews Corp.	3,414	131,098
Marsh & McLennan Co.'s, Inc.	2,627	145,667
Mercury General Corp.	202	9,407
MetLife, Inc.	9,627	464,118
PartnerRe Ltd.	438	61,206
Principal Financial Group, Inc.	2,725	122,571

See notes to Schedule of Investments

Prudential Financial, Inc.	4,569	371,962
Reinsurance Group of America, Inc.	584	49,961
RenaissanceRe Holdings Ltd.	346	39,164
StanCorp Financial Group, Inc.	266	30,292
Unum Group	2,187	72,805
White Mountains Insurance Group Ltd.	58	42,155
Willis Group Holdings plc	1,052	51,096
XL Group plc	2,965	116,169
		3,917,792

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. *	1,580	1,067,906
HSN, Inc.	424	21,484
Wayfair, Inc., Class A *	118	5,619
		1,095,009

Internet Software & Services - 0.6%
eBay, Inc. *	5,101	140,175
IAC/InterActiveCorp	370	22,218
Pandora Media, Inc. *	1,548	20,759
Twitter, Inc. *	1,805	41,768
Yahoo!, Inc. *	4,178	138,960
Zillow Group, Inc., Class A *	494	12,864
		376,744

IT Services - 2.4%
Accenture plc, Class A	1,602	167,409
Amdocs Ltd.	427	23,301
Automatic Data Processing, Inc.	1,454	123,183
Booz Allen Hamilton Holding Corp.	663	20,454
Broadridge Financial Solutions, Inc.	258	13,862
Computer Sciences Corp.	879	28,726
CoreLogic, Inc. *	225	7,618
Fidelity National Information Services, Inc.	811	49,147
International Business Machines Corp.	6,490	893,154
Leidos Holdings, Inc.	427	24,023
Paychex, Inc.	910	48,130
PayPal Holdings, Inc. *	3,097	112,111
Teradata Corp. *	883	23,329
Western Union Co. (The)	2,691	48,196
WEX, Inc. *	90	7,956
Xerox Corp.	6,121	65,066
		1,655,665

See notes to Schedule of Investments

Leisure Products - 0.1%
Brunswick Corp.	258	13,032
Hasbro, Inc.	291	19,602
Mattel, Inc.	2,402	65,262
		97,896

Life Sciences - Tools & Services - 0.3%
Agilent Technologies, Inc.	1,698	70,993
Bio-Techne Corp.	79	7,110
Thermo Fisher Scientific, Inc.	1,097	155,610
VWR Corp. *	35	991
		234,704

Machinery - 2.3%
AGCO Corp.	669	30,366
CLARCOR, Inc.	257	12,768
Colfax Corp. *	1,113	25,989
Crane Co.	421	20,141
Cummins, Inc.	1,521	133,863
Deere & Co.	2,776	211,726
Donaldson Co., Inc.	583	16,709
Dover Corp.	1,491	91,413
Flowserve Corp.	917	38,587
IDEX Corp.	362	27,733
Illinois Tool Works, Inc.	1,491	138,186
Ingersoll-Rand plc	1,809	100,020
ITT Corp.	834	30,291
Kennametal, Inc.	671	12,883
Lincoln Electric Holdings, Inc.	390	20,237
Nordson Corp.	187	11,996
Oshkosh Corp.	629	24,556
PACCAR, Inc.	3,326	157,652
Parker-Hannifin Corp.	1,150	111,527
Pentair plc	1,753	86,826
Snap-on, Inc.	240	41,143
Stanley Black & Decker, Inc.	777	82,929
Timken Co. (The)	780	22,300
Valmont Industries, Inc.	222	23,536
WABCO Holdings, Inc. *	199	20,350
Woodward, Inc.	272	13,508
Xylem, Inc.	1,005	36,682
		1,543,917

Media - 3.0%

See notes to Schedule of Investments

Cablevision Systems Corp., Class A	928	29,603
CBS Corp., Class B	1,705	80,357
Charter Communications, Inc., Class A *	320	58,592
Cinemark Holdings, Inc.	392	13,105
Comcast Corp., Class A	8,656	488,458
DISH Network Corp., Class A *	1,107	63,298
Interpublic Group of Co.'s, Inc. (The)	1,576	36,689
John Wiley & Sons, Inc., Class A	213	9,591
Madison Square Garden Co. (The), Class A *	135	21,843
Omnicom Group, Inc.	1,243	94,045
Regal Entertainment Group, Class A	757	14,285
Scripps Networks Interactive, Inc., Class A	465	25,673
TEGNA, Inc.	1,735	44,277
Thomson Reuters Corp.	1,891	71,574
Time Warner Cable, Inc.	1,048	194,498
Time Warner, Inc.	3,845	248,656
Tribune Media Co., Class A	657	22,213
Viacom, Inc., Class B	2,998	123,398
Walt Disney Co. (The)	4,007	421,056
		2,061,211

Metals & Mining - 0.3%
Compass Minerals International, Inc.	167	12,570
Nucor Corp.	3,096	124,769
Reliance Steel & Aluminum Co.	797	46,154
Steel Dynamics, Inc.	2,376	42,459
		225,952

Multi-Utilities - 2.9%
Alliant Energy Corp.	3,480	217,326
CenterPoint Energy, Inc.	12,108	222,303
CMS Energy Corp.	5,502	198,512
Consolidated Edison, Inc.	10,072	647,327
Sempra Energy	5,583	524,858
TECO Energy, Inc.	7,393	197,024
		2,007,350

Multiline Retail - 1.0%
Dollar Tree, Inc. *	635	49,035
J.C. Penney Co., Inc. *	1,964	13,080
Kohl's Corp.	1,425	67,873
Macy's, Inc.	2,608	91,228
Nordstrom, Inc.	1,152	57,381
Sears Holdings Corp. *	133	2,734

See notes to Schedule of Investments

Target Corp.	5,079	368,786
		650,117

Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy Partners LP Holdings LLC	652	11,345
Columbia Pipeline Group, Inc.	14,487	289,740
Golar LNG Ltd.	3,023	47,733
Oneok, Inc.	7,792	192,151
Spectra Energy Corp.	27,644	661,797
		1,202,766

Paper & Forest Products - 0.0%
Domtar Corp.	668	24,683

Personal Products - 0.1%
Edgewell Personal Care Co.	517	40,517
Herbalife Ltd. *	269	14,424
		54,941

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	5,061	348,146
Eli Lilly & Co.	3,314	279,238
Johnson & Johnson	12,882	1,323,239
Merck & Co., Inc.	12,771	674,564
Pfizer, Inc.	33,282	1,074,343
		3,699,530

Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	133	13,823
Manpowergroup, Inc.	669	56,390
Towers Watson & Co., Class A	302	38,795
		109,008

Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc., Class A *	2,626	57,588
Jones Lang LaSalle, Inc.	149	23,819
Realogy Holdings Corp. *	561	20,572
		101,979

Road & Rail - 0.6%
AMERCO	32	12,464
Avis Budget Group, Inc. *	994	36,072
Genesee & Wyoming, Inc., Class A *	207	11,114
JB Hunt Transport Services, Inc.	238	17,459

See notes to Schedule of Investments

Kansas City Southern	594	44,354
Landstar System, Inc.	183	10,733
Norfolk Southern Corp.	2,683	226,955
Ryder System, Inc.	543	30,859
		390,010

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	725	40,107
Applied Materials, Inc.	2,811	52,481
Broadcom Corp., Class A	1,500	86,730
First Solar, Inc. *	532	35,107
Intel Corp.	24,973	860,320
KLA-Tencor Corp.	602	41,749
Marvell Technology Group Ltd.	1,948	17,181
Microchip Technology, Inc.	466	21,687
Teradyne, Inc.	795	16,433
Texas Instruments, Inc.	2,086	114,334
		1,286,129

Software - 3.7%
Autodesk, Inc. *	813	49,536
CA, Inc.	2,573	73,485
Microsoft Corp.	28,076	1,557,656
Nuance Communications, Inc. *	2,075	41,272
Oracle Corp.	11,881	434,013
Proofpoint, Inc. *	158	10,272
PTC, Inc. *	351	12,155
Qlik Technologies, Inc. *	213	6,744
Salesforce.com, Inc. *	1,921	150,606
ServiceNow, Inc. *	688	59,553
Splunk, Inc. *	326	19,172
Symantec Corp.	4,922	103,362
Workday, Inc., Class A *	373	29,721
		2,547,547

Specialty Retail - 0.7%
Advance Auto Parts, Inc.	187	28,145
American Eagle Outfitters, Inc.	1,261	19,546
AutoNation, Inc. *	377	22,492
Bed Bath & Beyond, Inc. *	829	39,999
Best Buy Co., Inc.	1,722	52,435
CarMax, Inc. *	596	32,166
CST Brands, Inc.	531	20,783
Foot Locker, Inc.	439	28,575

See notes to Schedule of Investments

GameStop Corp., Class A	656	18,394
Gap, Inc. (The)	2,128	52,562
GNC Holdings, Inc., Class A	606	18,798
Michaels Cos., Inc. (The) *	366	8,092
Office Depot, Inc. *	3,866	21,804
Penske Automotive Group, Inc.	348	14,734
Sally Beauty Holdings, Inc. *	398	11,100
Signet Jewelers Ltd.	226	27,954
Staples, Inc.	4,512	42,729
Tiffany & Co.	374	28,533
Williams-Sonoma, Inc.	169	9,871
		498,712

Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	7,854	201,691
HP, Inc.	13,094	155,033
NCR Corp. *	1,017	24,876
NetApp, Inc.	917	24,328
SanDisk Corp.	614	46,658
Seagate Technology plc	1,823	66,831
Western Digital Corp.	1,663	99,863
		619,280

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	2,272	74,362
Columbia Sportswear Co.	62	3,023
PVH Corp.	583	42,938
VF Corp.	1,263	78,622
		198,945

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. *	2,936	25,925
New York Community Bancorp, Inc.	4,567	74,533
		100,458

Trading Companies & Distributors - 0.2%
Air Lease Corp.	426	14,263
Fastenal Co.	948	38,697
MSC Industrial Direct Co., Inc., Class A	524	29,486
United Rentals, Inc. *	336	24,373
W.W. Grainger, Inc.	310	62,803
		169,622

Transportation Infrastructure - 0.1%

See notes to Schedule of Investments

Macquarie Infrastructure Corp.	751	54,523

Water Utilities - 0.4%
American Water Works Co., Inc.	3,754	224,301
Aqua America, Inc.	2,741	81,682
		305,983

Wireless Telecommunication Services - 0.2%
SBA Communications Corp., Class A *	411	43,184
Sprint Corp. *	3,198	11,577
T-Mobile US, Inc. *	2,117	82,817
Telephone & Data Systems, Inc.	655	16,958
United States Cellular Corp. *	167	6,815
		161,351

Total Common Stocks (Cost $66,950,158)		67,129,260

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.278%, 1/4/16	273,791	273,791

Total Time Deposit (Cost $273,791)		273,791

TOTAL INVESTMENTS (Cost $67,223,949) - 98.4%		67,403,051
Other assets and liabilities, net - 1.6%		1,079,972
NET ASSETS - 100.0%		$68,483,023

* Non-income producing security.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT DEVELOPED MARKETS EX-U.S.RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.2%

Australia - 4.8%
Amcor Ltd.	866	8,425
AMP Ltd.	1,395	5,881
Asciano Ltd.	368	2,341
Australia & New Zealand Banking Group Ltd.	1,347	27,184
Bendigo & Adelaide Bank Ltd.	213	1,841
Brambles Ltd.	902	7,548
Coca-Cola Amatil Ltd.	443	2,986
Commonwealth Bank of Australia	791	48,869
Computershare Ltd.	256	2,158
CSL Ltd.	190	14,486
Insurance Australia Group Ltd.	1,125	4,520
Medibank Pvt Ltd.	1,301	2,028
National Australia Bank Ltd.	1,217	26,530
Qantas Airways Ltd.*	1,070	3,173
QBE Insurance Group Ltd.	638	5,804
Ramsay Health Care Ltd.	56	2,754
REA Group Ltd.	18	716
Sonic Healthcare Ltd.	170	2,203
Suncorp Group Ltd.	611	5,349
Telstra Corp. Ltd.	4,468	18,129
TPG Telecom Ltd.	127	908
Westpac Banking Corp.	1,535	37,207
Woolworths Ltd.	1,043	18,458
		249,498

Austria - 0.2%
Andritz AG	41	1,987
Erste Group Bank AG*	144	4,497
Raiffeisen Bank International AG*	54	789
Verbund AG	105	1,348
Vienna Insurance Group AG Wiener Versicherung Gruppe	18	491
Voestalpine AG	108	3,302
		12,414

Belgium - 0.7%
Ageas SA/NV	94	4,354
bpost S.A.	61	1,494
Delhaize Group SA	86	8,370
KBC Groep NV	131	8,184
Proximus	56	1,815

See notes to Schedule of Investments

Solvay SA	53	5,628
Telenet Group Holding NV*	24	1,292
UCB SA	44	3,957
Umicore SA	80	3,341
		38,435

Bermuda - 0.0%
Hengten Networks Group Ltd.	21,375	1,600

Canada - 7.0%
Bank of Montreal	304	17,154
Bank of Nova Scotia (The)	567	22,934
BCE, Inc.	330	12,749
BlackBerry Ltd.*	217	2,014
Canadian Imperial Bank of Commerce	178	11,730
Canadian National Railway Co.	425	23,757
Canadian Tire Corp. Ltd., Class A	37	3,159
CGI Group, Inc., Class A*	114	4,564
CI Financial Corp.	124	2,742
Dollarama, Inc.	56	3,235
Element Financial Corp.	182	2,197
Empire Co., Ltd.	231	4,297
Enbridge, Inc.	1,660	55,183
George Weston Ltd.	39	3,014
Gildan Activewear, Inc.	83	2,360
IGM Financial, Inc.	42	1,073
Intact Financial Corp.	63	4,037
Inter Pipeline Ltd.	720	11,556
Loblaw Cos. Ltd.	186	8,783
Manulife Financial Corp.	960	14,389
Metro, Inc.	201	5,627
National Bank of Canada	164	4,778
Pembina Pipeline Corp.	796	17,344
Potash Corp. of Saskatchewan, Inc.	717	12,280
Power Corp. of Canada	192	4,016
Power Financial Corp.	115	2,644
Rogers Communications, Inc., Class B	161	5,552
Royal Bank of Canada	701	37,564
Saputo, Inc.	215	5,143
Shaw Communications, Inc., Class B	232	3,990
Sun Life Financial, Inc.	289	9,012
TELUS Corp.	240	6,636

See notes to Schedule of Investments

Toronto-Dominion Bank (The)	876	34,337
		359,850

Denmark - 2.5%
AP Moeller - Maersk A/S Class B	8	10,379
Chr Hansen Holding A/S	61	3,812
Coloplast A/S, Class B	64	5,162
Danske Bank A/S	368	9,823
DSV A/S	112	4,396
Genmab AS*	19	2,489
H Lundbeck AS*	25	849
ISS A/S	84	3,027
Jyske Bank AS*	31	1,400
Novo Nordisk A/S, Class B	998	57,318
Novozymes A/S, Class B	207	9,904
Pandora A/S	57	7,187
TDC A/S	239	1,185
Tryg A/S	47	933
Vestas Wind Systems A/S	131	9,139
William Demant Holding A/S*	8	759
		127,762

Finland - 0.9%
Elisa Oyj	55	2,067
Kone Oyj, Class B	279	11,721
Metso Oyj	75	1,669
Nokia Oyj	1,871	13,309
Nokian Renkaat Oyj	48	1,703
Orion Oyj, Class B	59	2,032
Sampo Oyj, Class A	215	10,888
Wartsila Oyj Abp	83	3,761
		47,150

France - 8.6%
Accor SA	97	4,181
Aeroports de Paris	20	2,317
Air Liquide SA	287	32,207
Alcatel-Lucent*	1,289	5,109
Arkema SA	54	3,774
Atos SE	46	3,860
AXA SA	904	24,694
BioMerieux	6	715
Bollore SA	527	2,454
Bureau Veritas SA	162	3,221

See notes to Schedule of Investments

Cap Gemini SA	78	7,211
Carrefour SA	428	12,315
Casino Guichard-Perrachon SA	54	2,478
Christian Dior SE	25	4,243
Cie de Saint-Gobain	283	12,164
CNP Assurances	74	996
Credit Agricole SA	554	6,521
Danone SA	540	36,413
Dassault Systemes	68	5,436
Edenred	99	1,864
Eiffage S.A.	36	2,320
Essilor International SA	83	10,338
Eutelsat Communications SA	73	2,178
Faurecia	29	1,161
Groupe Eurotunnel SE	320	3,968
Hermes International	10	3,369
Iliad SA	10	2,384
Imerys SA	27	1,882
Ingenico Group	27	3,410
Ipsen S.A.	15	993
JC Decaux SA	26	994
Kering	31	5,280
L'Oreal SA	203	34,125
Lagardere SCA	45	1,338
Legrand SA	165	9,305
Natixis SA	414	2,338
Numericable-SFR SAS	45	1,632
Orange SA	698	11,700
Orpea	18	1,437
Peugeot SA*	222	3,889
Plastic Omnium S.A.	31	981
Publicis Groupe SA	97	6,428
Renault SA	89	8,914
Rexel SA	189	2,507
Sanofi SA	498	42,457
Sartorius Stedim Biotech	2	767
Schneider Electric SE	363	20,651
SCOR SE	74	2,766
SEB S.A.	10	1,025
Societe BIC SA	17	2,795
Societe Generale SA	333	15,348
Sodexo SA	46	4,471
Suez Environnement Co.	444	8,301
Technip SA	246	12,141

See notes to Schedule of Investments

Teleperformance	33	2,776
Valeo SA	37	5,707
Veolia Environnement SA	595	14,092
Vivendi SA	522	11,231
Wendel SA	23	2,730
Zodiac Aerospace	118	2,810
		445,112

Germany - 7.3%
adidas AG	93	9,055
Allianz SE	201	35,579
Axel Springer SE	21	1,167
Bayer AG	316	39,613
Bayerische Motoren Werke AG	110	11,575
Beiersdorf AG	102	9,271
Brenntag AG	89	4,641
Celesio AG	21	571
Commerzbank AG*	489	5,059
Continental AG	51	12,368
Daimler AG	433	36,113
Deutsche Boerse AG	79	6,983
Deutsche Post AG	539	15,167
Deutsche Telekom AG	1,071	19,362
Deutsche Wohnen AG	134	3,727
Fielmann AG	11	808
Fraport AG Frankfurt Airport Services Worldwide	23	1,466
Freenet AG	45	1,524
GEA Group AG	111	4,469
Hannover Rueck SE	28	3,207
HeidelbergCement AG	109	8,885
Hugo Boss AG	27	2,247
Infineon Technologies AG	459	6,711
K+S AG	163	4,234
Kabel Deutschland Holding AG	10	1,235
KION Group AG*	38	1,888
Lanxess AG	72	3,312
Linde AG	137	19,870
Merck KGAA	170	16,499
Metro AG	133	4,241
MTU Aero Engines AG	27	2,630
Muenchener Rueckversicherungs-Gesellschaft AG	65	13,007
OSRAM Licht AG	55	2,312
ProSiebenSat.1 Media AG	85	4,296
Rational AG	2	908

See notes to Schedule of Investments

Rocket Internet SE*(a)	25	764
SAP SE	453	36,052
Symrise AG	98	6,496
TUI AG	232	4,217
United Internet AG	63	3,462
Vonovia SE	199	6,159
Wacker Chemie AG	14	1,170
Wirecard AG	58	2,924
Zalando SE*(a)	57	2,250
		377,494

Hong Kong - 1.4%
Bank of East Asia Ltd. (The)	622	2,303
BOC Hong Kong Holdings Ltd.	1,669	5,053
Cathay Pacific Airways Ltd.	598	1,030
Cheung Kong Property Holdings Ltd.	1,303	8,463
Hang Lung Group Ltd.	279	903
Hang Seng Bank Ltd.	333	6,336
Henderson Land Development Co. Ltd.	432	2,629
Hong Kong Exchanges and Clearing Ltd.	529	13,441
Hongkong Land Holdings Ltd.	546	3,807
Hysan Development Co. Ltd.	298	1,220
Li & Fung Ltd.	2,083	1,408
MTR Corp. Ltd.	852	4,209
New World Development Co. Ltd.	2,403	2,361
PCCW Ltd.	1,535	899
Sun Hung Kai Properties Ltd.	742	8,919
Swire Pacific Ltd., Class A	328	3,683
WH Group Ltd.*(a)	5,740	3,174
Wharf Holdings Ltd. (The)	580	3,212
		73,050

Ireland - 1.0%
Bank of Ireland*	9,242	3,384
CRH plc	615	17,762
Glanbia plc	139	2,554
Kerry Group plc, Class A	125	10,336
King Digital Entertainment plc	44	787
Shire plc	244	16,725
		51,548

Israel - 0.2%
Bank Hapoalim BM	493	2,546
Bank Leumi Le-Israel BM*	635	2,202

See notes to Schedule of Investments

Bezeq The Israeli Telecommunication Corp. Ltd.	707	1,556
Israel Chemicals Ltd.	416	1,687
Taro Pharmaceutical Industries Ltd.*	18	2,782
		10,773

Italy - 2.3%
Assicurazioni Generali SpA	634	11,582
Atlantia SpA	263	6,960
Banca Mediolanum SPA	96	762
Banca Monte dei Paschi di Siena SpA*	1,403	1,851
Banca Popolare dell'Emilia Romagna	223	1,694
Banca Popolare di Milano Scarl	1,912	1,882
Banco Popolare SC*	160	2,192
Enel Green Power SpA	1,899	3,845
Exor SpA	57	2,577
FinecoBank Banca Fineco SpA	99	815
Hera S.p.A.	1,266	3,361
Intesa Sanpaolo SpA	6,642	22,117
Luxottica Group SpA	77	5,015
Mediaset S.p.A.	330	1,366
Mediobanca SpA	346	3,315
Prysmian SpA	117	2,557
Recordati SpA	43	1,122
Salvatore Ferragamo SpA	22	512
Snam SpA	2,546	13,304
Telecom Italia SpA*	5,496	6,922
Terna Rete Elettrica Nazionale SpA	1,745	8,983
UniCredit SpA	2,455	13,511
Unione di Banche Italiane SCPA	422	2,800
UnipolSai SpA	516	1,306
		120,351

Japan - 21.4%
ABC-Mart, Inc.	14	767
Acom Co. Ltd.*	238	1,120
Aeon Co. Ltd.	707	10,864
Aeon Financial Service Co. Ltd.	52	1,163
Aeon Mall Co. Ltd.	53	909
Ajinomoto Co. Inc.	483	11,424
Alfresa Holdings Corp.	97	1,918
Alps Electric Co. Ltd.	93	2,514
ANA Holdings, Inc.	2,153	6,209
Aozora Bank Ltd.	556	1,938
Asahi Kasei Corp.	1,110	7,508

See notes to Schedule of Investments

Asics Corp.	93	1,924
Astellas Pharma, Inc.	886	12,577
Bandai Namco Holdings, Inc.	104	2,184
Bank of Yokohama Ltd. (The)	588	3,597
Calbee, Inc.	68	2,852
Canon, Inc.	673	20,385
Casio Computer Co. Ltd.	121	2,823
Central Japan Railway Co.	125	22,128
Chiba Bank Ltd. (The)	407	2,884
Chugai Pharmaceutical Co. Ltd.	91	3,169
Dai Nippon Printing Co. Ltd.	414	4,090
Dai-ichi Life Insurance Co. Ltd. (The)	560	9,286
Daiichi Sankyo Co. Ltd.	276	5,668
Daiwa House Industry Co. Ltd.	306	8,767
Denso Corp.	290	13,818
Dentsu, Inc.	117	6,400
East Japan Railway Co.	238	22,353
Eisai Co. Ltd.	121	7,993
FANUC Corp.	117	20,156
Fast Retailing Co. Ltd.	33	11,548
Fuji Heavy Industries Ltd.	309	12,694
FUJIFILM Holdings Corp.	256	10,655
Fujitsu Ltd.	915	4,551
Hamamatsu Photonics KK	78	2,136
Hankyu Hanshin Holdings, Inc.	771	5,005
Hino Motors Ltd.	179	2,064
Hirose Electric Co. Ltd.	19	2,295
Hitachi Ltd.	2,417	13,666
Hitachi Metals Ltd.	170	2,095
Hoshizaki Electric Co. Ltd.	37	2,298
Isetan Mitsukoshi Holdings Ltd.	184	2,392
Isuzu Motors Ltd.	307	3,302
J Front Retailing Co. Ltd.	123	1,781
Japan Airlines Co. Ltd.	223	7,981
JFE Holdings, Inc.	519	8,152
JTEKT Corp.	151	2,470
Kansai Paint Co. Ltd.	197	2,976
Kao Corp.	411	21,077
KDDI Corp.	751	19,428
Keikyu Corp.	336	2,773
Keio Corp.	383	3,306
Kikkoman Corp.	170	5,880
Kintetsu Group Holdings Co. Ltd.	1,161	4,720
Kobe Steel Ltd.	3,097	3,363

See notes to Schedule of Investments

Komatsu Ltd.	598	9,737
Konica Minolta, Inc.	253	2,536
Kubota Corp.	723	11,138
Kyocera Corp.	190	8,801
Kyowa Hakko Kirin Co. Ltd.	118	1,855
Lawson, Inc.	55	4,457
Makita Corp.	85	4,882
Mazda Motor Corp.	282	5,797
MEIJI Holdings Co. Ltd.	123	10,135
Minebea Co. Ltd.	250	2,145
Mitsubishi Chemical Holdings Corp.	1,260	7,983
Mitsubishi Electric Corp.	1,325	13,883
Mitsubishi Estate Co. Ltd.	641	13,277
Mitsubishi Tanabe Pharma Corp.	104	1,790
Mitsubishi UFJ Financial Group, Inc.	6,658	41,178
Mizuho Financial Group, Inc.	11,689	23,318
MS&AD Insurance Group Holdings, Inc.	232	6,780
Murata Manufacturing Co. Ltd.	102	14,630
NEC Corp.	1,309	4,155
NGK Insulators Ltd.	161	3,629
NGK Spark Plug Co. Ltd.	90	2,369
Nidec Corp.	169	12,225
Nikon Corp.	188	2,510
Nintendo Co. Ltd.	59	8,117
Nippon Express Co. Ltd.	602	2,823
Nippon Paint Holdings Co. Ltd.	165	3,989
Nippon Telegraph & Telephone Corp.	509	20,195
Nippon Television Holdings, Inc.	91	1,655
Nippon Yusen KK	1,037	2,512
Nissan Motor Co. Ltd.	1,218	12,747
Nissin Foods Holdings Co. Ltd.	83	4,395
Nitori Holdings Co. Ltd.	43	3,612
Nitto Denko Corp.	140	10,205
NOK Corp.	58	1,355
Nomura Research Institute Ltd.	67	2,573
NSK Ltd.	304	3,295
NTT Data Corp.	64	3,090
NTT DoCoMo, Inc.	559	11,449
Obic Co. Ltd.	38	2,013
Odakyu Electric Railway Co. Ltd.	396	4,260
Oji Holdings Corp.	880	3,544
Omron Corp.	109	3,628
Ono Pharmaceutical Co. Ltd.	49	8,703
Oracle Corp. Japan	16	746

See notes to Schedule of Investments

Oriental Land Co. Ltd.	122	7,340
ORIX Corp.	553	7,752
Otsuka Corp.	32	1,568
Otsuka Holdings Co. Ltd.	203	7,177
Panasonic Corp.	1,164	11,805
Rakuten, Inc.	308	3,547
Recruit Holdings Co. Ltd.	285	8,375
Resona Holdings, Inc.	1,022	4,957
Ricoh Co. Ltd.	335	3,439
Rinnai Corp.	18	1,593
Seiko Epson Corp.	190	2,918
Sekisui Chemical Co. Ltd.	224	2,920
Sekisui House Ltd.	307	5,155
Seven & I Holdings Co. Ltd.	666	30,346
Seven Bank Ltd.	304	1,330
Shimadzu Corp.	135	2,260
Shimano, Inc.	40	6,122
Shin-Etsu Chemical Co. Ltd.	344	18,672
Shinsei Bank Ltd.	844	1,552
Shiseido Co. Ltd.	302	6,245
SMC Corp.	38	9,848
SoftBank Group Corp.	327	16,468
Sohgo Security Services Co. Ltd.	54	2,525
Sompo Japan Nipponkoa Holdings, Inc.	190	6,211
Sony Corp.	585	14,322
Sumitomo Dainippon Pharma Co. Ltd.	70	823
Sumitomo Electric Industries Ltd.	370	5,210
Sumitomo Mitsui Financial Group, Inc.	663	24,993
Sumitomo Mitsui Trust Holdings, Inc.	1,825	6,885
Sundrug Co. Ltd.	35	2,250
Sysmex Corp.	71	4,538
T&D Holdings, Inc.	316	4,151
Taiyo Nippon Sanso Corp.	160	1,444
Takeda Pharmaceutical Co. Ltd.	306	15,224
TDK Corp.	63	4,027
Terumo Corp.	149	4,609
Tobu Railway Co. Ltd.	658	3,242
Tokyo Electron Ltd.	86	5,158
Tokyu Corp.	710	5,612
Toppan Printing Co. Ltd.	431	3,966
Toray Industries, Inc.	1,347	12,493
TOTO Ltd.	101	3,539
Toyota Industries Corp.	102	5,447
Toyota Motor Corp.	1,456	89,310

See notes to Schedule of Investments

Trend Micro, Inc.	58	2,351
Tsuruha Holdings, Inc.	29	2,518
West Japan Railway Co.	117	8,065
Yamada Denki Co. Ltd.	283	1,223
Yamaha Corp.	81	1,956
Yamato Holdings Co. Ltd.	254	5,380
		1,110,973

Luxembourg - 0.2%
B&M European Value Retail S.A.	263	1,103
Millicom International Cellular SA (SDR)	21	1,195
Tenaris SA	772	9,183
		11,481

Netherlands - 2.8%
Aegon NV	989	5,578
Akzo Nobel NV	206	13,748
Altice NV Class A*	207	2,958
ASML Holding NV	136	12,110
Boskalis Westminster NV	51	2,076
CNH Industrial NV	835	5,687
Gemalto NV	35	2,090
GrandVision NV(a)	25	749
ING Groep NV (CVA)	1,550	20,847
Koninklijke Ahold NV, Amsterdam Stock Exchange	641	13,522
Koninklijke DSM NV	142	7,100
Koninklijke KPN NV	1,108	4,180
Koninklijke Philips NV	578	14,684
Koninklijke Vopak NV	140	6,016
NN Group NV	112	3,935
NXP Semiconductors NV*	111	9,352
QIAGEN NV*	87	2,352
Randstad Holding NV	105	6,526
STMicroelectronics NV	325	2,166
TNT Express NV	273	2,308
Wolters Kluwer NV	142	4,754
		142,738

Norway - 0.5%
DNB ASA	392	4,818
Gjensidige Forsikring ASA	89	1,415
Marine Harvest ASA*	243	3,267
Norsk Hydro ASA	1,033	3,837
Orkla ASA	581	4,579

See notes to Schedule of Investments

Schibsted ASA, Class A	70	2,294
Telenor ASA	257	4,270
		24,480

Portugal - 0.3%
EDP - Energias de Portugal SA	2,955	10,611
Jeronimo Martins SGPS SA	203	2,635
NOS SGPS S.A.	122	959
		14,205

Singapore - 0.9%
CapitaLand Ltd.	1,177	2,764
City Developments Ltd.	144	775
ComfortDelGro Corp. Ltd.	1,171	2,506
DBS Group Holdings Ltd.	824	9,653
Keppel Corp. Ltd.	745	3,402
Oversea-Chinese Banking Corp. Ltd.	1,560	9,648
Singapore Airlines Ltd.	317	2,496
Singapore Exchange Ltd.	384	2,079
Singapore Telecommunications Ltd.	2,543	6,549
StarHub Ltd.	216	562
United Overseas Bank Ltd.	597	8,224
		48,658

South Korea - 2.3%
Amorepacific Corp.	22	7,726
AMOREPACIFIC Group	29	3,617
CJ CheilJedang Corp.	5	1,597
Coway Co. Ltd.	23	1,640
Hana Financial Group, Inc.	120	2,403
Hankook Tire Co. Ltd.	33	1,317
Hanmi Pharm Co. Ltd.*	2	1,230
Hanssem Co. Ltd.	8	1,562
Hyundai Glovis Co. Ltd.	10	1,635
Hyundai Mobis Co. Ltd.	27	5,635
Hyundai Motor Co.	69	8,694
Industrial Bank of Korea	109	1,141
Kakao Corp.	16	1,566
KB Financial Group, Inc.	153	4,299
Kia Motors Corp.	112	4,989
KT Corp.*	90	2,163
LG Chem Ltd.	33	9,114
LG Corp.	74	4,433
LG Display Co. Ltd.	97	2,033

See notes to Schedule of Investments

LG Electronics, Inc.	46	2,096
Lotte Chemical Corp.	12	2,451
NAVER Corp.	12	6,683
Samsung Electro-Mechanics Co. Ltd.	26	1,382
Samsung Fire & Marine Insurance Co. Ltd.	17	4,416
Samsung Life Insurance Co. Ltd.	51	4,747
Samsung SDI Co. Ltd.	24	2,305
Samsung SDS Co. Ltd.	19	4,096
Shinhan Financial Group Co. Ltd.	196	6,597
SK Holdings Co. Ltd.	27	5,488
SK Hynix, Inc.	332	8,571
SK Telecom Co. Ltd.	20	3,666
Woori Bank	159	1,190
		120,482

Spain - 4.1%
Abertis Infraestructuras SA	341	5,311
Acciona S.A.	33	2,806
Aena SA*(a)	45	5,123
Amadeus IT Holding SA, Class A	218	9,591
Banco Bilbao Vizcaya Argentaria SA	2,816	20,519
Banco de Sabadell SA	2,550	4,513
Banco Popular Espanol SA	925	3,043
Banco Santander SA	6,680	32,768
Bankia SA	1,930	2,243
Bankinter SA	281	1,990
CaixaBank SA	1,128	3,921
EDP Renovaveis SA	234	1,840
Enagas SA	292	8,209
Ferrovial SA	291	6,562
Gamesa Corp. Tecnologica SA	136	2,331
Iberdrola SA	7,036	49,839
Industria de Diseno Textil SA	521	17,864
Mapfre SA	462	1,151
Mediaset Espana Comunicacion S.A.	92	996
Red Electrica Corp. SA	134	11,160
Telefonica SA	1,699	18,737
Zardoya Otis SA	109	1,269
		211,786

Sweden - 3.2%
Alfa Laval AB	146	2,649
Atlas Copco AB A Shares	575	13,995
Autoliv, Inc.	35	4,367

See notes to Schedule of Investments

Electrolux AB, Series B	124	2,974
Hennes & Mauritz AB, Class B	511	18,180
Hexagon AB, Class B	138	5,108
Husqvarna AB, Class B	222	1,463
ICA Gruppen AB	108	3,907
Investment AB Kinnevik, Class B	121	3,706
Investment AB Latour, Class B	17	624
Meda AB, Class A	106	1,328
Nordea Bank AB	1,497	16,320
Sandvik AB	681	5,893
Securitas AB, Class B	205	3,120
Skandinaviska Enskilda Banken AB, Class A	688	7,187
SKF AB, Class B	257	4,139
Svenska Cellulosa AB SCA, Class B	507	14,710
Svenska Handelsbanken AB, Class A	721	9,508
Swedbank AB Class A	435	9,545
Tele2 AB, Class B	109	1,082
Telefonaktiebolaget LM Ericsson, Class B	1,649	15,959
TeliaSonera AB	995	4,943
Trelleborg AB, Class B	144	2,785
Volvo AB, Class B	1,297	11,963
		165,455

Switzerland - 7.5%
ABB Ltd.*	1,284	22,785
Actelion Ltd.*	48	6,603
Adecco SA*	108	7,414
Aryzta AG*	73	3,693
Baloise Holding AG	22	2,789
Banque Cantonale Vaudoise*	1	632
Barry Callebaut AG*	2	2,181
Clariant AG*	222	4,196
Coca-Cola HBC AG*	158	3,369
Credit Suisse Group AG*	845	18,259
DKSH Holding AG*	20	1,253
Dufry AG*	17	2,016
EMS-Chemie Holding AG	6	2,627
Galenica AG	2	3,118
Geberit AG	22	7,398
Givaudan SA*	7	12,592
Helvetia Holding AG	3	1,689
Kuehne + Nagel International AG	31	4,250
Lonza Group AG*	21	3,413
Novartis AG	1,123	95,966

See notes to Schedule of Investments

OC Oerlikon Corp. AG*	119	1,054
Roche Holding AG	364	100,289
Schindler Holding AG	21	3,523
SGS SA	3	5,714
Sika AG	2	7,168
Sonova Holding AG	24	3,046
Straumann Holding AG	4	1,207
Sulzer AG	8	752
Swatch Group AG (The)	26	9,071
Swiss Life Holding AG*	14	3,756
Swiss Re AG	173	16,825
Swisscom AG	9	4,475
Wolseley plc	148	8,046
Zurich Insurance Group AG*	71	18,112
		389,281

Taiwan - 2.0%
Advanced Semiconductor Engineering, Inc.	2,961	3,384
Advantech Co. Ltd.	191	1,220
Asustek Computer, Inc.	367	3,028
Cathay Financial Holding Co. Ltd.	3,832	5,363
Chang Hwa Commercial Bank Ltd.	2,570	1,220
China Development Financial Holding Corp.	7,045	1,756
China Steel Corp.	10,257	5,586
Chunghwa Telecom Co. Ltd.	1,699	5,117
CTBC Financial Holding Co. Ltd.	8,349	4,269
Delta Electronics, Inc.	1,003	4,707
E.Sun Financial Holding Co. Ltd.	3,668	2,130
Far EasTone Telecommunications Co. Ltd.*	716	1,471
First Financial Holding Co. Ltd.	4,349	2,020
Hua Nan Financial Holdings Co. Ltd.	3,646	1,687
Inotera Memories, Inc.*	1,221	1,024
Mega Financial Holding Co. Ltd.	5,420	3,488
President Chain Store Corp.	471	2,937
Quanta Computer, Inc.	1,397	2,232
Siliconware Precision Industries Co. Ltd.	1,191	1,834
Taiwan Cooperative Financial Holding Co. Ltd.	3,826	1,596
Taiwan Mobile Co. Ltd.	967	2,938
Taiwan Semiconductor Manufacturing Co. Ltd.	9,457	40,808
United Microelectronics Corp.	5,817	2,135
Yuanta Financial Holding Co. Ltd.	4,975	1,830
		103,780

United Kingdom - 14.1%

See notes to Schedule of Investments

3i Group plc	457	3,222
Aberdeen Asset Management plc	420	1,790
Admiral Group plc	90	2,189
Aggreko plc	153	2,058
Amlin plc	198	1,936
ARM Holdings plc	565	8,533
Ashtead Group plc	310	5,102
ASOS plc*	15	758
Associated British Foods plc	243	11,963
AstraZeneca plc	488	32,999
Auto Trader Group plc*(a)	392	2,562
Aviva plc	1,885	14,246
Barratt Developments plc	441	4,042
Bellway plc	49	2,044
Berkeley Group Holdings plc	68	3,696
Booker Group plc	1,366	3,651
BT Group plc	3,108	21,484
Bunzl plc	182	5,028
Burberry Group plc	175	3,079
Cable & Wireless Communications plc	1,102	1,197
Capita plc	359	6,389
Capital & Counties Properties plc	297	1,928
Close Brothers Group plc	52	1,023
Compass Group plc	777	13,450
Croda International plc	106	4,725
Dixons Carphone plc	477	3,506
DS Smith plc	657	3,833
easyJet plc	162	4,148
GKN plc	743	3,374
GlaxoSmithKline plc	1,900	38,383
Hargreaves Lansdown plc	104	2,303
Henderson Group plc	468	2,116
Howden Joinery Group plc	265	2,056
Inchcape plc	148	1,702
InterContinental Hotels Group plc	106	4,114
International Consolidated Airlines Group S.A.	908	8,105
Intertek Group plc	92	3,763
Investec plc	354	2,499
ITV plc	1,461	5,954
J Sainsbury plc	1,164	4,436
Johnson Matthey plc	164	6,370
Kingfisher plc	938	4,543
Legal & General Group plc	2,631	10,378
Liberty Global plc, Class A*	339	14,360

See notes to Schedule of Investments

Lloyds Banking Group plc	28,405	30,578
Man Group plc	764	1,960
Marks & Spencer Group plc	777	5,164
Melrose Industries plc*	585	2,497
Micro Focus International plc	69	1,620
Next plc	62	6,647
Ocado Group plc*	159	708
Old Mutual plc	1,881	4,953
Pearson plc	366	3,956
Pennon Group plc	481	6,102
Persimmon plc*	145	4,331
Petrofac Ltd.	473	5,543
Provident Financial plc	57	2,824
Prudential plc	1,149	25,728
Reckitt Benckiser Group plc	524	48,242
RELX plc	999	17,518
Rexam plc	558	4,951
Rightmove plc	40	2,418
Rolls-Royce Holdings plc*	1,058	8,957
Royal Mail plc	533	3,469
Sage Group plc (The)	451	4,011
Schroders plc	71	3,093
Severn Trent plc	263	8,436
Sky plc	454	7,429
Smiths Group plc	248	3,431
SSE plc	948	21,232
St James's Place plc	232	3,422
Standard Chartered plc	1,258	10,439
Standard Life plc	884	5,073
Tate & Lyle plc	364	3,208
Taylor Wimpey plc	1,544	4,611
Tesco plc*	6,431	14,157
Travis Perkins plc	148	4,277
Unilever plc	2,216	94,900
United Utilities Group plc	822	11,330
Vodafone Group plc	9,235	29,876
Weir Group plc (The)	128	1,883
Whitbread plc	75	4,848
WM Morrison Supermarkets plc	1,734	3,764
Worldpay Group plc*(a)	582	2,639

See notes to Schedule of Investments

WPP plc	610	14,043
		729,305

Total Common Stocks (Cost $5,140,347)		4,987,661

EXCHANGE-TRADED PRODUCTS - 0.2%

United States - 0.2%
iShares MSCI EAFE ETF	171	10,046

Total Exchange-Traded Products (Cost $10,048)		10,046

RIGHTS - 0%

Italy - 0.0%
Unione di Banche Italiane SCPA *(b)	417	—

Total Rights (Cost $—)		—

TOTAL INVESTMENTS (Cost $5,150,395) - 96.4%		4,997,707
Other assets and liabilities, net - 3.6%		185,316
NET ASSETS - 100.0%		$5,183,023

* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
CVA:	Certificaten Van Aandelen
ETF:	Exchange-Traded Fund
Ltd.:	Limited
plc:	Public Limited Company
SDR:	Swedish Depositary Receipts

See notes to Schedule of Investments

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.8%

Aerospace & Defense - 1.0%
B/E Aerospace, Inc.	125	5,296
HEICO Corp.	73	3,968
Hexcel Corp.	122	5,667
Rockwell Collins, Inc.	159	14,676
Spirit AeroSystems Holdings, Inc., Class A *	190	9,513
TransDigm Group, Inc. *	61	13,936
		53,056

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	188	11,660
Expeditors International of Washington, Inc.	230	10,373
XPO Logistics, Inc. *	104	2,834
		24,867

Airlines - 0.4%
Alaska Air Group, Inc.	147	11,835
JetBlue Airways Corp. *	324	7,339
Spirit Airlines, Inc. *	80	3,188
		22,362

Auto Components - 0.6%
BorgWarner, Inc.	252	10,894
Lear Corp.	96	11,792
Tenneco, Inc. *	64	2,938
Visteon Corp. *	47	5,381
		31,005

Automobiles - 0.2%
Harley-Davidson, Inc.	216	9,804
Thor Industries, Inc.	56	3,145
		12,949

Banks - 4.0%
Associated Banc-Corp.	133	2,494
Bank of Hawaii Corp.	46	2,893
Bank of the Ozarks, Inc.	90	4,451
BankUnited, Inc.	124	4,471
BOK Financial Corp.	28	1,674
CIT Group, Inc.	228	9,052
Citizens Financial Group, Inc.	363	9,507

See notes to Schedule of Investments

Comerica, Inc.	199	8,324
Commerce Bancshares, Inc.	101	4,280
Cullen/Frost Bankers, Inc.	64	3,840
East West Bancorp, Inc.	162	6,733
First Citizens BancShares, Inc., Class A	10	2,582
First Horizon National Corp.	240	3,485
First Niagara Financial Group, Inc.	325	3,526
First Republic Bank	163	10,768
FirstMerit Corp.	181	3,376
Home BancShares, Inc.	74	2,998
Huntington Bancshares, Inc.	886	9,799
Investors Bancorp, Inc.	392	4,876
KeyCorp	938	12,372
M&T Bank Corp.	209	25,327
PacWest Bancorp	119	5,129
People's United Financial, Inc.	340	5,491
Popular, Inc.	118	3,344
PrivateBancorp, Inc.	80	3,282
Prosperity Bancshares, Inc.	73	3,494
Regions Financial Corp.	1,445	13,872
Signature Bank *	56	8,589
SVB Financial Group *	58	6,896
Synovus Financial Corp.	150	4,857
Umpqua Holdings Corp.	226	3,593
Webster Financial Corp.	102	3,793
Western Alliance Bancorp *	125	4,483
Zions Bancorporation	225	6,142
		209,793

Beverages - 0.7%
Coca-Cola Enterprises, Inc.	291	14,329
Dr Pepper Snapple Group, Inc.	262	24,418
		38,747

Biotechnology - 2.4%
Agios Pharmaceuticals, Inc. *	23	1,493
Alnylam Pharmaceuticals, Inc. *	84	7,908
Anacor Pharmaceuticals, Inc. *	48	5,423
Baxalta, Inc.	765	29,858
BioMarin Pharmaceutical, Inc. *	143	14,981
Bluebird Bio, Inc. *	27	1,734
Cepheid *	75	2,740
Dyax Corp. *	131	4,928
Incyte Corp. *	227	24,618

See notes to Schedule of Investments

Intercept Pharmaceuticals, Inc. *	20	2,987
Ionis Pharmaceuticals, Inc. *	108	6,688
Juno Therapeutics, Inc. *	99	4,353
Medivation, Inc. *	195	9,426
Myriad Genetics, Inc. *	39	1,683
Puma Biotechnology, Inc. *	27	2,117
Seattle Genetics, Inc. *	125	5,610
		126,547

Building Products - 0.7%
Allegion plc	128	8,438
Armstrong World Industries, Inc. *	67	3,064
Lennox International, Inc.	50	6,245
Masco Corp.	421	11,914
Owens Corning	136	6,396
USG Corp. *	122	2,963
		39,020

Capital Markets - 3.4%
Affiliated Managers Group, Inc. *	65	10,384
Ameriprise Financial, Inc.	205	21,816
Artisan Partners Asset Management, Inc., Class A	66	2,380
E*Trade Financial Corp. *	313	9,277
Eaton Vance Corp.	131	4,248
Federated Investors, Inc., Class B	93	2,665
Interactive Brokers Group, Inc., Class A	471	20,536
Invesco Ltd.	517	17,309
Legg Mason, Inc.	129	5,061
LPL Financial Holdings, Inc.	88	3,753
Northern Trust Corp.	290	20,906
NorthStar Asset Management Group, Inc.	217	2,634
Raymond James Financial, Inc.	147	8,522
SEI Investments Co.	148	7,755
Stifel Financial Corp. *	73	3,092
T. Rowe Price Group, Inc.	309	22,091
TD Ameritrade Holding Corp.	355	12,322
Virtu Financial, Inc., Class A	99	2,241
WisdomTree Investments, Inc.	142	2,227
		179,219

Chemicals - 2.1%
Albemarle Corp.	151	8,457
Axalta Coating Systems Ltd. *	294	7,835
Cabot Corp.	119	4,865

See notes to Schedule of Investments

Celanese Corp., Series A	274	18,448
Eastman Chemical Co.	288	19,443
International Flavors & Fragrances, Inc.	150	17,946
Mosaic Co. (The)	706	19,479
NewMarket Corp.	15	5,711
PolyOne Corp.	162	5,145
Sensient Technologies Corp.	85	5,340
		112,669

Commercial Services & Supplies - 1.5%
ADT Corp. (The)	215	7,091
Cintas Corp.	119	10,835
Clean Harbors, Inc. *	59	2,457
KAR Auction Services, Inc.	176	6,517
Pitney Bowes, Inc.	233	4,812
Tyco International plc	574	18,305
Waste Management, Inc.	565	30,154
		80,171

Communications Equipment - 1.2%
Arista Networks, Inc. *	43	3,347
ARRIS Group, Inc. *	137	4,188
Brocade Communications Systems, Inc.	451	4,140
Ciena Corp. *	150	3,104
CommScope Holding Co., Inc. *	155	4,013
EchoStar Corp., Class A *	114	4,459
F5 Networks, Inc. *	86	8,339
Infinera Corp. *	136	2,464
Juniper Networks, Inc.	465	12,834
Motorola Solutions, Inc.	191	13,074
ViaSat, Inc. *	48	2,928
		62,890

Construction & Engineering - 0.1%
Quanta Services, Inc. *	180	3,645

Consumer Finance - 0.6%
Ally Financial, Inc. *	588	10,960
Credit Acceptance Corp. *	13	2,782
LendingClub Corp. *	260	2,873
Navient Corp.	354	4,053
OneMain Holdings, Inc. *	160	6,647

See notes to Schedule of Investments

SLM Corp. *	332	2,165
		29,480

Containers & Packaging - 2.1%
Avery Dennison Corp.	167	10,464
Ball Corp.	261	18,983
Bemis Co., Inc.	170	7,597
Berry Plastics Group, Inc. *	204	7,381
Crown Holdings, Inc. *	262	13,283
Graphic Packaging Holding Co.	630	8,083
Owens-Illinois, Inc. *	310	5,400
Sealed Air Corp.	393	17,528
WestRock Co.	469	21,396
		110,115

Distributors - 0.5%
Genuine Parts Co.	176	15,116
LKQ Corp. *	333	9,867
		24,983

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	45	3,006
Graham Holdings Co., Class B	7	3,395
Houghton Mifflin Harcourt Co. *	158	3,441
ServiceMaster Global Holdings, Inc. *	159	6,239
		16,081

Diversified Financial Services - 1.1%
CBOE Holdings, Inc.	92	5,971
FactSet Research Systems, Inc.	40	6,503
Leucadia National Corp.	407	7,078
Moody's Corp.	208	20,870
Morningstar, Inc.	19	1,528
MSCI, Inc.	112	8,078
Voya Financial, Inc.	255	9,412
		59,440

Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	481	12,102
Frontier Communications Corp.	1,141	5,328
Level 3 Communications, Inc. *	285	15,493
Zayo Group Holdings, Inc. *	107	2,845
		35,768

See notes to Schedule of Investments

Electric Utilities - 1.0%
IDACORP, Inc.	127	8,636
OGE Energy Corp.	585	15,379
Pepco Holdings, Inc.	766	19,924
Portland General Electric Co.	284	10,329
		54,268

Electrical Equipment - 1.3%
Acuity Brands, Inc.	54	12,625
AMETEK, Inc.	287	15,380
EnerSys	45	2,517
Hubbell, Inc.	70	7,073
Regal-Beloit Corp.	49	2,868
Rockwell Automation, Inc.	169	17,341
Sensata Technologies Holding NV *	189	8,705
SolarCity Corp. *	92	4,694
		71,203

Electronic Equipment & Instruments - 1.3%
Amphenol Corp., Class A	287	14,990
Arrow Electronics, Inc. *	90	4,876
Avnet, Inc.	139	5,955
Belden, Inc.	35	1,669
Dolby Laboratories, Inc., Class A	98	3,298
FEI Co.	39	3,112
Fitbit, Inc., Class A *	239	7,072
Flextronics International Ltd. *	520	5,829
FLIR Systems, Inc.	150	4,210
IPG Photonics Corp. *	42	3,745
Keysight Technologies, Inc. *	195	5,524
National Instruments Corp.	127	3,644
Trimble Navigation Ltd. *	201	4,311
		68,235

Energy Equipment & Services - 3.1%
Cameron International Corp. *	651	41,143
Core Laboratories NV	128	13,919
Dril-Quip, Inc. *	104	6,160
Ensco plc, Class A	762	11,727
FMC Technologies, Inc. *	666	19,321
National Oilwell Varco, Inc.	1,238	41,461
Oceaneering International, Inc.	265	9,943
RPC, Inc.	256	3,059

See notes to Schedule of Investments

Weatherford International plc *	2,091	17,543
		164,276

Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	46	5,540
PriceSmart, Inc.	28	2,324
Rite Aid Corp. *	1,501	11,768
Sprouts Farmers Market, Inc. *	168	4,467
Sysco Corp.	810	33,210
Whole Foods Market, Inc.	450	15,075
		72,384

Food Products - 3.8%
Bunge Ltd.	196	13,383
Campbell Soup Co.	284	14,924
ConAgra Foods, Inc.	610	25,718
Flowers Foods, Inc.	281	6,039
Hain Celestial Group, Inc. (The) *	130	5,251
Hormel Foods Corp.	206	16,290
J. M. Smucker Co. (The)	168	20,721
Kellogg Co.	389	28,113
Keurig Green Mountain, Inc.	125	11,247
Lancaster Colony Corp.	24	2,771
McCormick & Co., Inc.	152	13,005
Mead Johnson Nutrition Co.	244	19,264
Pinnacle Foods, Inc.	155	6,581
Post Holdings, Inc. *	78	4,813
TreeHouse Foods, Inc. *	57	4,472
WhiteWave Foods Co. (The) *	233	9,066
		201,658

Gas Utilities - 1.4%
Atmos Energy Corp.	306	19,290
Piedmont Natural Gas Co., Inc.	229	13,058
Questar Corp.	416	8,104
Southwest Gas Corp.	137	7,557
UGI Corp.	505	17,049
WGL Holdings, Inc.	143	9,007
		74,065

Health Care Equipment & Supplies - 3.8%
ABIOMED, Inc. *	38	3,431
Align Technology, Inc. *	92	6,058
Baxter International, Inc.	716	27,315

See notes to Schedule of Investments

Boston Scientific Corp. *	1,457	26,867
Cooper Co.'s, Inc. (The)	55	7,381
DENTSPLY International, Inc.	187	11,379
DexCom, Inc. *	104	8,518
Edwards Lifesciences Corp. *	276	21,799
Hill-Rom Holdings, Inc.	73	3,508
Hologic, Inc. *	271	10,485
IDEXX Laboratories, Inc. *	105	7,657
ResMed, Inc.	163	8,751
Sirona Dental Systems, Inc. *	67	7,341
St. Jude Medical, Inc.	327	20,199
STERIS plc	101	7,609
Teleflex, Inc.	53	6,967
Varian Medical Systems, Inc. *	114	9,211
West Pharmaceutical Services, Inc.	83	4,998
		199,474

Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. *	82	5,122
AmerisourceBergen Corp.	232	24,061
Amsurg Corp. *	57	4,332
Brookdale Senior Living, Inc. *	255	4,707
Centene Corp. *	137	9,016
DaVita HealthCare Partners, Inc. *	216	15,057
Envision Healthcare Holdings, Inc. *	237	6,155
Health Net, Inc. *	98	6,709
HealthSouth Corp.	112	3,899
Henry Schein, Inc. *	87	13,762
Laboratory Corporation of America Holdings *	120	14,837
LifePoint Health, Inc. *	57	4,184
Mednax, Inc. *	119	8,527
Molina Healthcare, Inc. *	56	3,367
Patterson Co.'s, Inc.	111	5,018
Premier, Inc., Class A *	171	6,031
Quest Diagnostics, Inc.	178	12,663
Team Health Holdings, Inc. *	86	3,775
Tenet Healthcare Corp. *	119	3,606
VCA, Inc. *	101	5,555
		160,383

Health Care Technology - 0.7%
athenahealth, Inc. *	29	4,668
Cerner Corp. *	404	24,309
IMS Health Holdings, Inc. *	180	4,585

See notes to Schedule of Investments

Veeva Systems, Inc., Class A *	170	4,904
		38,466

Hotels, Restaurants & Leisure - 2.8%
Aramark	261	8,417
Brinker International, Inc.	57	2,733
Chipotle Mexican Grill, Inc. *	33	15,835
Cracker Barrel Old Country Store, Inc.	27	3,424
Darden Restaurants, Inc.	127	8,082
Domino's Pizza, Inc.	43	4,784
Dunkin' Brands Group, Inc.	95	4,046
Hyatt Hotels Corp., Class A *	180	8,464
Marriott International, Inc., Class A	229	15,352
Norwegian Cruise Line Holdings Ltd. *	269	15,763
Panera Bread Co., Class A *	24	4,675
Royal Caribbean Cruises Ltd.	199	20,141
Six Flags Entertainment Corp.	82	4,505
Starwood Hotels & Resorts Worldwide, Inc.	216	14,964
Vail Resorts, Inc.	46	5,888
Wendy's Co. (The)	337	3,630
Wyndham Worldwide Corp.	131	9,517
		150,220

Household Durables - 1.8%
CalAtlantic Group, Inc.	103	3,906
Garmin Ltd.	167	6,207
GoPro, Inc., Class A *	164	2,954
Harman International Industries, Inc.	79	7,443
Jarden Corp. *	253	14,451
Leggett & Platt, Inc.	154	6,471
Mohawk Industries, Inc. *	82	15,530
Newell Rubbermaid, Inc.	307	13,533
PulteGroup, Inc.	370	6,593
Tempur Sealy International, Inc. *	49	3,453
Tupperware Brands Corp.	50	2,782
Whirlpool Corp.	97	14,246
		97,569

Household Products - 0.4%
Clorox Co. (The)	165	20,927

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.	2,149	20,566

See notes to Schedule of Investments

NRG Energy, Inc.	893	10,511
		31,077

Industrial Conglomerates - 0.5%
Carlisle Co.'s, Inc.	62	5,499
Roper Technologies, Inc.	123	23,344
		28,843

Insurance - 3.7%
Alleghany Corp. *	18	8,603
American Financial Group, Inc.	90	6,487
American National Insurance Co.	24	2,454
Arch Capital Group Ltd. *	97	6,766
Arthur J. Gallagher & Co.	194	7,942
Assurant, Inc.	71	5,718
Brown & Brown, Inc.	135	4,334
Cincinnati Financial Corp.	156	9,231
Endurance Specialty Holdings Ltd.	72	4,607
Erie Indemnity Co., Class A	29	2,774
Genworth Financial, Inc., Class A *	540	2,014
Hanover Insurance Group, Inc. (The)	48	3,904
Hartford Financial Services Group, Inc. (The)	471	20,470
Lincoln National Corp.	296	14,877
Loews Corp.	415	15,936
Mercury General Corp.	27	1,257
PartnerRe Ltd.	53	7,406
Principal Financial Group, Inc.	333	14,978
Reinsurance Group of America, Inc.	70	5,989
RenaissanceRe Holdings Ltd.	46	5,207
StanCorp Financial Group, Inc.	48	5,466
Unum Group	267	8,888
White Mountains Insurance Group Ltd.	8	5,815
Willis Group Holdings plc	217	10,540
XL Group plc	357	13,987
		195,650

Internet & Catalog Retail - 0.7%
Expedia, Inc.	156	19,344
HSN, Inc.	72	3,648
TripAdvisor, Inc. *	137	11,679
Wayfair, Inc., Class A *	43	2,048
		36,719

Internet Software & Services - 1.3%

See notes to Schedule of Investments

Akamai Technologies, Inc. *	203	10,684
CoStar Group, Inc. *	40	8,268
IAC/InterActiveCorp	102	6,125
j2 Global, Inc.	42	3,457
Pandora Media, Inc. *	268	3,594
Rackspace Hosting, Inc. *	106	2,684
Twitter, Inc. *	779	18,026
VeriSign, Inc. *	98	8,561
Yelp, Inc. *	87	2,506
Zillow Group, Inc., Class A *	134	3,489
		67,394

IT Services - 4.1%
Alliance Data Systems Corp. *	69	19,083
Amdocs Ltd.	184	10,041
Black Knight Financial Services, Inc., Class A *	44	1,455
Booz Allen Hamilton Holding Corp.	144	4,442
Broadridge Financial Solutions, Inc.	134	7,200
Computer Sciences Corp.	167	5,458
CoreLogic, Inc. *	102	3,454
EPAM Systems, Inc. *	55	4,324
Euronet Worldwide, Inc. *	56	4,056
Fidelity National Information Services, Inc.	320	19,392
Fiserv, Inc. *	278	25,426
Gartner, Inc. *	94	8,526
Genpact Ltd. *	193	4,821
Global Payments, Inc.	136	8,773
Jack Henry & Associates, Inc.	83	6,479
Leidos Holdings, Inc.	84	4,726
MAXIMUS, Inc.	69	3,881
Paychex, Inc.	404	21,367
Sabre Corp.	171	4,783
Syntel, Inc. *	41	1,855
Teradata Corp. *	152	4,016
Total System Services, Inc.	203	10,109
Vantiv, Inc., Class A *	233	11,049
Western Union Co. (The)	460	8,239
WEX, Inc. *	45	3,978
Xerox Corp.	1,081	11,491
		218,424

Leisure Products - 0.4%
Brunswick Corp.	103	5,203
Hasbro, Inc.	107	7,207

See notes to Schedule of Investments

Mattel, Inc.	393	10,678
		23,088

Life Sciences - Tools & Services - 1.4%
Agilent Technologies, Inc.	399	16,682
Bio-Techne Corp.	44	3,960
Bruker Corp. *	142	3,446
Charles River Laboratories International, Inc. *	50	4,020
Mettler-Toledo International, Inc. *	31	10,513
PAREXEL International Corp. *	66	4,496
PerkinElmer, Inc.	125	6,696
Quintiles Transnational Holdings, Inc. *	101	6,935
VWR Corp. *	40	1,132
Waters Corp. *	103	13,862
		71,742

Machinery - 4.2%
AGCO Corp.	77	3,495
CLARCOR, Inc.	56	2,782
Colfax Corp. *	146	3,409
Crane Co.	57	2,727
Cummins, Inc.	209	18,394
Donaldson Co., Inc.	132	3,783
Dover Corp.	202	12,385
Flowserve Corp.	168	7,069
Graco, Inc.	65	4,685
IDEX Corp.	91	6,972
Ingersoll-Rand plc	357	19,739
ITT Corp.	90	3,269
Kennametal, Inc.	72	1,382
Lincoln Electric Holdings, Inc.	78	4,047
Middleby Corp. (The) *	78	8,414
Nordson Corp.	56	3,592
Oshkosh Corp.	70	2,733
PACCAR, Inc.	457	21,662
Parker-Hannifin Corp.	160	15,517
Pentair plc	238	11,788
Snap-on, Inc.	78	13,372
Stanley Black & Decker, Inc.	184	19,638
Timken Co. (The)	87	2,487
Valmont Industries, Inc.	25	2,650
WABCO Holdings, Inc. *	73	7,465
Wabtec Corp.	122	8,677
Woodward, Inc.	67	3,327

See notes to Schedule of Investments

Xylem, Inc.	206	7,519
		222,979

Media - 3.1%
AMC Networks, Inc., Class A *	75	5,601
Cablevision Systems Corp., Class A	336	10,718
Charter Communications, Inc., Class A *	97	17,761
Cinemark Holdings, Inc.	123	4,112
Interpublic Group of Co.'s, Inc. (The)	509	11,850
John Wiley & Sons, Inc., Class A	56	2,522
Liberty Broadband Corp., Class A *	129	6,663
Liberty Media Corp., Class A *	394	15,465
Lions Gate Entertainment Corp.	175	5,668
Madison Square Garden Co. (The), Class A *	33	5,339
Omnicom Group, Inc.	308	23,303
Regal Entertainment Group, Class A	129	2,434
Scripps Networks Interactive, Inc., Class A	149	8,226
Sinclair Broadcast Group, Inc., Class A	86	2,798
Sirius XM Holdings, Inc. *	2,660	10,826
TEGNA, Inc.	284	7,248
Tribune Media Co., Class A	97	3,280
Viacom, Inc., Class B	453	18,645
		162,459

Metals & Mining - 0.8%
Compass Minerals International, Inc.	55	4,140
Nucor Corp.	612	24,664
Reliance Steel & Aluminum Co.	138	7,992
Steel Dynamics, Inc.	465	8,309
		45,105

Multi-Utilities - 2.9%
Alliant Energy Corp.	334	20,858
CenterPoint Energy, Inc.	1,163	21,353
CMS Energy Corp.	780	28,142
Consolidated Edison, Inc.	967	62,149
TECO Energy, Inc.	710	18,922
		151,424

Multiline Retail - 1.2%
Burlington Stores, Inc. *	71	3,046
Dollar Tree, Inc. *	288	22,239
J.C. Penney Co., Inc. *	336	2,238
Kohl's Corp.	233	11,098

See notes to Schedule of Investments

Macy's, Inc.	387	13,537
Nordstrom, Inc.	183	9,115
Sears Holdings Corp. *	66	1,357
		62,630

Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Partners LP Holdings LLC	170	2,958
Cheniere Energy, Inc. *	822	30,619
Columbia Pipeline Group, Inc.	1,239	24,780
Golar LNG Ltd.	254	4,011
Oneok, Inc.	668	16,473
Spectra Energy Corp.	2,364	56,594
		135,435

Paper & Forest Products - 0.1%
Domtar Corp.	124	4,582

Personal Products - 0.3%
Coty, Inc., Class A	265	6,792
Edgewell Personal Care Co.	78	6,113
Herbalife Ltd. *	93	4,987
		17,892

Pharmaceuticals - 0.7%
Catalent, Inc. *	163	4,080
Impax Laboratories, Inc. *	79	3,378
Zoetis, Inc.	659	31,579
		39,037

Professional Services - 1.1%
Dun & Bradstreet Corp. (The)	41	4,261
IHS, Inc., Class A *	81	9,593
Manpowergroup, Inc.	89	7,502
Robert Half International, Inc.	176	8,296
Towers Watson & Co., Class A	82	10,534
Verisk Analytics, Inc. *	210	16,145
		56,331

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A *	389	13,451
Forest City Enterprises, Inc., Class A *	315	6,908
Howard Hughes Corp. (The) *	48	5,432
Jones Lang LaSalle, Inc.	43	6,874

See notes to Schedule of Investments

Realogy Holdings Corp. *	161	5,904
		38,569

Road & Rail - 0.8%
AMERCO	8	3,116
Avis Budget Group, Inc. *	132	4,790
Genesee & Wyoming, Inc., Class A *	74	3,973
JB Hunt Transport Services, Inc.	99	7,263
Kansas City Southern	144	10,753
Landstar System, Inc.	43	2,522
Old Dominion Freight Line, Inc. *	89	5,257
Ryder System, Inc.	62	3,523
		41,197

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	328	18,145
Applied Materials, Inc.	1,442	26,922
Atmel Corp.	449	3,866
Cavium, Inc. *	60	3,943
First Solar, Inc. *	90	5,939
Integrated Device Technology, Inc. *	148	3,900
KLA-Tencor Corp.	111	7,698
Lam Research Corp.	164	13,025
Marvell Technology Group Ltd.	373	3,290
Microchip Technology, Inc.	246	11,449
NVIDIA Corp.	501	16,513
NXP Semiconductors NV *	—	27
ON Semiconductor Corp. *	512	5,017
Skyworks Solutions, Inc.	228	17,517
Teradyne, Inc.	213	4,403
		141,654

Software - 4.1%
ANSYS, Inc. *	94	8,695
Autodesk, Inc. *	272	16,573
CA, Inc.	437	12,481
Cadence Design Systems, Inc. *	339	7,055
CDK Global, Inc.	182	8,640
Citrix Systems, Inc. *	173	13,087
Electronic Arts, Inc. *	353	24,258
Fair Isaac Corp.	31	2,920
Fortinet, Inc. *	170	5,299
Manhattan Associates, Inc. *	69	4,566
NetSuite, Inc. *	54	4,569

See notes to Schedule of Investments

Nuance Communications, Inc. *	388	7,717
Proofpoint, Inc. *	47	3,055
PTC, Inc. *	131	4,537
Qlik Technologies, Inc. *	93	2,944
ServiceNow, Inc. *	183	15,841
Solera Holdings, Inc.	77	4,222
Splunk, Inc. *	133	7,822
SS&C Technologies Holdings, Inc.	98	6,690
Symantec Corp.	832	17,472
Synopsys, Inc. *	177	8,073
Take-Two Interactive Software, Inc. *	93	3,240
Ultimate Software Group, Inc. (The) *	31	6,061
Verint Systems, Inc. *	73	2,961
Workday, Inc., Class A *	196	15,617
		214,395

Specialty Retail - 3.6%
Advance Auto Parts, Inc.	90	13,546
American Eagle Outfitters, Inc.	207	3,208
AutoNation, Inc. *	99	5,906
Bed Bath & Beyond, Inc. *	204	9,843
Best Buy Co., Inc.	279	8,496
CarMax, Inc. *	241	13,007
CST Brands, Inc.	90	3,523
Foot Locker, Inc.	159	10,349
GameStop Corp., Class A	97	2,720
Gap, Inc. (The)	316	7,805
GNC Holdings, Inc., Class A	90	2,792
Lithia Motors, Inc., Class A	29	3,093
Michaels Cos., Inc. (The) *	178	3,936
Office Depot, Inc. *	658	3,711
Penske Automotive Group, Inc.	57	2,413
Restoration Hardware Holdings, Inc. *	39	3,099
Ross Stores, Inc.	453	24,376
Sally Beauty Holdings, Inc. *	167	4,658
Signet Jewelers Ltd.	96	11,874
Staples, Inc.	745	7,055
Tiffany & Co.	129	9,841
Tractor Supply Co.	162	13,851
Ulta Salon, Cosmetics & Fragrance, Inc. *	78	14,430
Williams-Sonoma, Inc.	85	4,965
		188,497

Technology Hardware, Storage & Peripherals - 1.1%

See notes to Schedule of Investments

NCR Corp. *	200	4,892
NetApp, Inc.	272	7,216
SanDisk Corp.	224	17,022
Seagate Technology plc	310	11,365
Western Digital Corp.	288	17,294
		57,789

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	62	5,520
Coach, Inc.	343	11,226
Columbia Sportswear Co.	35	1,707
Hanesbrands, Inc.	499	14,686
Kate Spade & Co. *	97	1,724
lululemon athletica, Inc. *	73	3,830
Michael Kors Holdings Ltd. *	222	8,893
PVH Corp.	96	7,070
Skechers U.S.A., Inc., Class A *	156	4,713
Under Armour, Inc., Class A *	246	19,830
		79,199

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. *	405	3,576
New York Community Bancorp, Inc.	549	8,960
TFS Financial Corp.	78	1,469
		14,005

Trading Companies & Distributors - 0.9%
Air Lease Corp.	104	3,482
Fastenal Co.	350	14,287
HD Supply Holdings, Inc. *	194	5,826
MSC Industrial Direct Co., Inc., Class A	59	3,320
United Rentals, Inc. *	111	8,052
W.W. Grainger, Inc.	73	14,789
		49,756

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	101	7,333

Water Utilities - 1.0%
American Water Works Co., Inc.	586	35,014
Aqua America, Inc.	523	15,585
		50,599

Wireless Telecommunication Services - 0.4%

See notes to Schedule of Investments

SBA Communications Corp., Class A *	127	13,344
Sprint Corp. *	709	2,566
Telephone & Data Systems, Inc.	91	2,356
United States Cellular Corp. *	22	898
		19,164

Total Common Stocks (Cost $5,249,867)		5,118,903

TOTAL INVESTMENTS (Cost $5,249,867) - 96.8%		5,118,903
Other assets and liabilities, net - 3.2%		168,966
NET ASSETS - 100.0%		$5,287,869

* Non-income producing security.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is comprised of five separate funds. Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund (each a “Fund”, together the “Funds”) are each registered as diversified funds. Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund commenced operations on October 30, 2015. The operations of each Fund are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:

Common stocks and rights securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At December 31, 2015, the following securities were fair valued in good faith under the direction of the Board:

Fund	Fair Value of Investment	% of Net Assets
Developed Market Ex-U.S. Responsible Index Fund	$0	0.0%
U.S. Large Cap Core Responsible Index Fund	$1,262	0.0%

The following table summarizes the market value of the Fund's holdings as of December 31, 2015, based on the inputs used to value them:

U.S. Large Cap Core Responsible Index Fund

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$632,494,200	$1,262	$—	$632,495,462
Time Deposit	—	2,834,557	—	2,834,557

TOTAL	$632,494,200	$2,835,819	$—	$635,330,019

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.
U.S. Large Cap Growth Responsible Index Fund

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$41,929,383	$—	$—	$41,929,383
Time Deposit	—	394,307	—	394,307

TOTAL	$41,929,383	$394,307	$—	$42,323,690

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.

U.S. Large Cap Value Responsible Index Fund

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$67,129,260	$—	$—	$67,129,260
Time Deposit	—	273,791	—	273,791

TOTAL	$67,129,260	$273,791	$—	$67,403,051

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.
Developed Market Ex-U.S. Responsible Index Fund

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$398,967	$4,588,694	$—	$4,987,661
Rights	—	—	—	—
Exchange-Traded Products	10,046	—	—	10,046

TOTAL	$409,013	$4,588,694	$—	$4,997,707

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.
U.S. Mid Cap Core Responsible Index Fund

VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$5,118,903	$—	$—	$5,118,903

TOTAL	$5,118,903	$—	$—	$5,118,903

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.
Security Transactions and Investment Income: Security transactions are accounted for on trade date.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2015.

U.S. Large Cap Core Responsible Index Fund
Unrealized appreciation	$96,559,289
Unrealized (depreciation)	(16,518,873)
Net unrealized appreciation (depreciation)	$80,040,416
Federal income tax cost of investments	$555,289,603

U.S. Large Cap Growth Responsible Index Fund
Unrealized appreciation	$2,081,318
Unrealized (depreciation)	(842,662)
Net unrealized appreciation (depreciation)	$1,238,656
Federal income tax cost of investments	$41,085,034

U.S. Large Cap Value Responsible Index Fund
Unrealized appreciation	$2,105,841
Unrealized (depreciation)	(1,926,739)
Net unrealized appreciation (depreciation)	$179,102
Federal income tax cost of investments	$67,223,949

Developed Markets Ex-U.S. Responsible Index Fund
Unrealized appreciation	$68,311
Unrealized (depreciation)	(220,999)
Net unrealized appreciation (depreciation)	($152,688)
Federal income tax cost of investments	$5,150,395

U.S. Mid Cap Core Responsible Index Fund
Unrealized appreciation	$106,914
Unrealized (depreciation)	(237,878)
Net unrealized appreciation (depreciation)	($130,964)
Federal income tax cost of investments	$5,249,867

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT RESPONSIBLE INDEX SERIES, INC.
By:    /s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    February 26, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    February 26, 2016